DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

PREFERRED STOCK—3.0%
Consumer Staples—3.0%
Cia Brasileira de Distribuicao, 2.170% (Brazil)	193,265	$4,489

TOTAL PREFERRED STOCK (Identified Cost $4,297)		4,489

COMMON STOCKS—94.4%
Communication Services—5.4%
BT Group plc (United Kingdom)	1,266,301	3,677
Telefonica SA (Spain)	515,400	4,318

		7,995

Consumer Discretionary—7.6%
Carnival plc (United Kingdom)	67,595	3,315
Ctrip.com International Ltd. ADR (China)(1)	99,453	4,345
Sony Corp. (Japan)	87,220	3,655

		11,315

Consumer Staples—2.8%
Mowi ASA (Norway)	186,946	4,172

Energy—5.7%
BP plc (United Kingdom)	538,404	3,917
Eni SpA (Italy)	257,423	4,549

		8,466

Financials—23.5%
Banco Bradesco SA ADR (Brazil)	449,618	4,905
BOC Hong Kong Holdings Ltd. (Hong Kong)	925,000	3,830
China Construction Bank Corp. Class H (China)	4,933,000	4,229
DBS Group Holdings Ltd. (Singapore)	294,610	5,485
ORIX Corp. (Japan)	310,890	4,459
Ping An Insurance Group Co. of China Ltd. Class H (China)	539,000	6,035
Standard Life Aberdeen plc (United Kingdom)	728,222	2,503
UBS Group AG Registered Shares (Switzerland)	290,703	3,524

		34,970

Health Care—5.2%
Fresenius Medical Care AG & Co. KGaA (Germany)	37,604	3,033
Novartis AG Registered Shares (Switzerland)	49,108	4,724

		7,757

Industrials—18.0%
Airbus SE (France)	42,593	5,633
Ashtead Group plc (United Kingdom)	216,856	5,232
CK Hutchison Holdings Ltd. (Hong Kong)	416,000	4,369
easyJet plc (United Kingdom)	247,639	3,605
Golden Ocean Group Ltd. (Norway)(2)	630,370	3,008
Nidec Corp. (Japan)	39,035	4,940

		26,787

Information Technology—14.5%
ASML Holding NV (Netherlands)	30,179	5,660
Broadcom, Inc. (United States)	22,553	6,782

	Shares	Value
Information Technology—continued
Hitachi Ltd. (Japan)	154,843	$5,009
SAP SE (Germany)	36,029	4,163

		21,614

Materials—6.2%
Anhui Conch Cement Co. Ltd. Class H (China)	813,500	4,969
Glencore plc (Switzerland)	1,048,352	4,341

		9,310

Real Estate—3.1%
Mitsubishi Estate Co., Ltd. (Japan)	257,900	4,667

Utilities—2.4%
Veolia Environnement SA (France)	161,878	3,619

TOTAL COMMON STOCKS (Identified Cost $129,908)		140,672

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $134,205)		145,161

SECURITIES LENDING COLLATERAL—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(3)(4)	104,815	105

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $105)		105

TOTAL INVESTMENTS—97.5% (Identified Cost $134,310)		$145,266
Other assets and liabilities, net—2.5%		3,716

NET ASSETS—100.0%		$148,982

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
Japan	16%
United Kingdom	15
China	13
Switzerland	9
Brazil	6
France	6
Hong Kong	6
Other	29
Total	100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

0

DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$140,672	$140,672
Preferred Stock	4,489	4,489
Securities Lending
Collateral	105	105

Total Investments	$145,266	$145,266

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.7%
Real Estate Investment Trusts—97.7%
Data Centers—10.1%
CyrusOne, Inc.	40,140	$2,105
Digital Realty Trust, Inc.	34,543	4,111
Equinix, Inc.	2,552	1,156

		7,372

Diversified—1.0%
Vornado Realty Trust	10,400	701

Health Care—7.9%
HCP, Inc.	105,850	3,313
Healthcare Trust of America, Inc. Class A	84,500	2,416

		5,729

Industrial/Office—25.8%
Industrial—11.5%
Americold Realty Trust	40,461	1,234
Duke Realty Corp.	84,946	2,598
Prologis, Inc.	63,267	4,552

		8,384

Office—14.3%
Alexandria Real Estate Equities, Inc.	24,467	3,488
Cousins Properties, Inc.	274,050	2,647
Douglas Emmett, Inc.	49,490	2,000
Kilroy Realty Corp.	18,964	1,441
Paramount Group, Inc.	62,060	881

		10,457

Total Industrial/Office		18,841

Lodging/Resorts—7.2%
Host Hotels & Resorts, Inc.	98,464	1,861
RLJ Lodging Trust	83,035	1,459
Ryman Hospitality Properties, Inc.	15,500	1,275
Summit Hotel Properties, Inc.	60,254	687

		5,282

Residential—21.9%
Apartments—15.2%
Apartment Investment & Management Co. Class A	44,255	2,226
AvalonBay Communities, Inc.	17,854	3,584
Equity Residential	29,731	2,239
Essex Property Trust, Inc.	6,505	1,881
Mid-America Apartment Communities, Inc.	10,800	1,181

		11,111

Manufactured Homes—3.7%
Sun Communities, Inc.	23,011	2,727

Single Family Homes—3.0%
American Homes 4 Rent Class A	94,400	2,145

Total Residential		15,983

	Shares	Value
Retail—14.3%

Free Standing—2.1%
Spirit Realty Capital, Inc.	39,054	$1,552

Regional Malls—5.9%
Simon Property Group, Inc.	18,001	3,280
Taubman Centers, Inc.	19,260	1,018

		4,298

Shopping Centers—6.3%
Brixmor Property Group, Inc.	94,802	1,741
Regency Centers Corp.	41,750	2,818

		4,559

Total Retail		10,409

Self Storage—6.4%
CubeSmart	51,800	1,660
Extra Space Storage, Inc.	20,816	2,121
Public Storage	4,200	915

		4,696

Specialty—3.1%
VICI Properties, Inc.	103,500	2,265

TOTAL COMMON STOCKS
(Identified Cost $50,663)		71,278

TOTAL LONG-TERM INVESTMENTS—97.7% (Identified Cost $50,663)		71,278

SHORT-TERM INVESTMENT—1.0%

MONEY MARKET MUTUAL FUND—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(1)	683,760	684

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $684)		684

TOTAL INVESTMENTS—98.7%
(Identified Cost $51,347)		71,962
Other assets and liabilities, net—1.3%		972

NET ASSETS—100.0%		$72,934

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$71,278	$71,278
Money Market Mutual
Fund	684	684

Total Investments	$71,962	$71,962

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

CONVERTIBLE PREFERRED STOCK—1.1%
Information Technology—1.1%
BDC Payments Holdings, Inc.(1)(2)(3)	290,935	$2,417

TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $2,417)		2,417

COMMON STOCKS—98.5%
Communication Services—14.1%
Activision Blizzard, Inc.	54,190	2,467
Facebook, Inc. Class A(2)	72,872	12,147
Netflix, Inc.(2)	27,930	9,959
Tencent Holdings Ltd. ADR	155,530	7,151

		31,724

Consumer Discretionary—26.8%
Alibaba Group Holding Ltd. Sponsored ADR(2)	70,578	12,877
Amazon.com, Inc.(2)	10,120	18,021
Ctrip.com International Ltd. ADR(2)	70,610	3,085
Home Depot, Inc. (The)	17,288	3,318
Las Vegas Sands Corp.	87,912	5,359
McDonald’s Corp.	17,600	3,342
MercadoLibre, Inc.(2)	6,580	3,341
NIKE, Inc. Class B	74,575	6,280
Ross Stores, Inc.	48,217	4,489

		60,112

Consumer Staples—3.9%
McCormick & Co., Inc.	19,240	2,898
Monster Beverage Corp.(2)	37,815	2,064
Philip Morris International, Inc.	42,171	3,727

		8,689

Energy—1.5%
Cabot Oil & Gas Corp.	129,123	3,370

Financials—6.8%
Bank of America Corp.	238,210	6,572
Charles Schwab Corp. (The)	81,747	3,496
MarketAxess Holdings, Inc.	13,150	3,236
Progressive Corp. (The)	25,540	1,841

		15,145

Health Care—9.4%
Bluebird Bio, Inc.(2)	10,690	1,682
Danaher Corp.	32,417	4,280
HealthEquity, Inc.(2)	58,230	4,308
Illumina, Inc.(2)	15,310	4,756
Zoetis, Inc.	59,264	5,966

		20,992

	Shares	Value

Industrials—8.3%
Caterpillar, Inc.	27,320	$3,701
CoStar Group, Inc.(2)	9,340	4,356
Kansas City Southern	28,280	3,280
Lyft, Inc. Class A(2)	4,210	330
Rockwell Automation, Inc.	10,620	1,863
Roper Technologies, Inc.	15,202	5,199

		18,729

Information Technology—25.3%
Accenture plc Class A	21,971	3,867
Amphenol Corp. Class A	67,954	6,418
Avalara, Inc.(2)	78,480	4,378
Fair Isaac Corp.(2)	6,670	1,812
Gartner, Inc.(2)	17,260	2,618
NVIDIA Corp.	35,490	6,373
Paycom Software, Inc.(2)	42,772	8,089
Trade Desk, Inc. (The) Class A(2)	24,810	4,911
Visa, Inc. Class A	68,768	10,741
Workday, Inc. Class A(2)	38,950	7,512

		56,719

Materials—2.4%
Ecolab, Inc.	30,184	5,329

TOTAL COMMON STOCKS (Identified Cost $109,289)		220,809

TOTAL LONG-TERM INVESTMENTS—99.6% (Identified Cost $ 111,706)		223,226

TOTAL INVESTMENTS—99.6% (Identified Cost $ 111,706)		$223,226
Other assets and liabilities, net—0.4%		975

NET ASSETS—100.0%		$224,201

Abbreviation:
ADR American Depositary Receipt
Footnote Legend:

(1)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2) Non-income producing.
(3) Restricted security.
Country Weightings†
United States		90%
China		10
Total		100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$220,809	$220,809	$ —
Convertible Preferred Stock	2,417	—	2,417

Total Investments	$223,226	$220,809	$2,417

There were no securities valued using significant observable inputs (Level 2) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

	Total	Convertible Preferred Stock
Investments in Securities Balance as of December 31, 2018:	$2,417	$2,417
Accrued discount/(premium)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers from Level 3	—	—
Balance as of March 31, 2019	$2,417	$2,417

The KAR Capital Growth Series owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Series. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.

See Notes to Schedule of Investments

KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.8%
Communication Services—19.8%
Auto Trader Group plc	800,000	$5,435
Autohome, Inc. ADR(1)	88,470	9,300
Rightmove plc	750,000	4,982

		19,717

Consumer Discretionary—9.3%
Fox Factory Holding Corp.(1)	94,555	6,609
Ollie’s Bargain Outlet Holdings, Inc.(1)	31,670	2,702

		9,311

Consumer Staples—4.0%
Chefs’ Warehouse, Inc. (The)(1)	93,790	2,912
PriceSmart, Inc.	18,500	1,089

		4,001

Financials—15.5%
FactSet Research Systems, Inc.	10,100	2,508
Interactive Brokers Group, Inc. Class A	79,630	4,131
MarketAxess Holdings, Inc.	9,350	2,301
Moelis & Co. Class A	79,270	3,298
Morningstar, Inc.	25,340	3,193

		15,431

Health Care—5.3%
National Research Corp.	72,740	2,808
U.S. Physical Therapy, Inc.	24,000	2,520

		5,328

Industrials—18.7%
AAON, Inc.	85,700	3,958
Copart, Inc.(1)	71,700	4,344
HEICO Corp. Class A	37,438	3,147
Old Dominion Freight Line, Inc.	28,200	4,072
Omega Flex, Inc.	41,699	3,161

		18,682

Information Technology—25.2%
ANSYS, Inc.(1)	12,770	2,333
Aspen Technology, Inc.(1)	39,980	4,168
Avalara, Inc.(1)	39,540	2,206
Blackline, Inc.(1)	69,190	3,205
DocuSign, Inc.(1)	63,075	3,270
Mesa Laboratories, Inc.	7,035	1,621

	Shares	Value
Information Technology—continued
NVE Corp.	35,200	$ 3,446
Paycom Software, Inc.(1)	26,050	4,927

		25,176

TOTAL COMMON STOCKS (Identified Cost $ 46,840)		97,646

TOTAL LONG-TERM INVESTMENTS—97.8% (Identified Cost $ 46,840)		97,646

TOTAL INVESTMENTS—97.8% (Identified Cost $ 46,840)		$97,646
Other assets and liabilities, net—2.2%		2,163

NET ASSETS—100.0%		$99,809

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.

Country Weightings†

United States	80%
United Kingdom	11
China	9

Total	100%

† % of total investments as of March 31, 2019.

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$97,646	$97,646

Total Investments	$97,646	$97,646

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.6%
Communication Services—3.9%
Cinemark Holdings, Inc.	73,800	$2,951

Consumer Discretionary—12.2%
Cheesecake Factory, Inc. (The)	81,750	3,999
Sally Beauty Holdings, Inc.(1)	136,852	2,519
Thor Industries, Inc.	43,490	2,713

		9,231

Consumer Staples—5.6%
National Beverage Corp.	33,250	1,920
WD-40 Co.	13,500	2,287

		4,207

Energy—2.7%
Core Laboratories N.V.	30,000	2,068

Financials—18.7%
Bank of Hawaii Corp.	36,970	2,916
First Financial Bankshares, Inc.	43,120	2,492
Houlihan Lokey, Inc.	64,590	2,961
Primerica, Inc.	27,728	3,387
RLI Corp.	32,850	2,357

		14,113

Health Care—2.0%
Anika Therapeutics, Inc.(1)	50,130	1,516

Industrials—21.8%
Graco, Inc.	56,510	2,798
Landstar System, Inc.	24,030	2,629
Lincoln Electric Holdings, Inc.	18,560	1,556
RBC Bearings, Inc.(1)	27,300	3,472
SiteOne Landscape Supply, Inc.(1)	57,254	3,272
Watsco, Inc.	19,050	2,728

		16,455

Information Technology—12.9%
American Software, Inc. Class A	88,100	1,053
Badger Meter, Inc.	32,856	1,828
Brooks Automation, Inc.	99,720	2,925
Cass Information Systems, Inc.	46,264	2,188
Jack Henry & Associates, Inc.	12,590	1,747

		9,741

	Shares	Value
Materials—5.1%
Scotts Miracle-Gro Co. (The)	49,542	$ 3,893

Real Estate—12.7%
HFF, Inc. Class A	62,500	2,984
MGM Growth Properties LLC Class A	137,040	4,420
RE/MAX Holdings, Inc. Class A	58,100	2,239

		9,643

TOTAL COMMON STOCKS (Identified Cost $ 53,538)		73,818

TOTAL LONG-TERM INVESTMENTS—97.6% (Identified Cost $ 53,538)		73,818

TOTAL INVESTMENTS—97.6% (Identified Cost $ 53,538)		$73,818
Other assets and liabilities, net—2.4%		1,839

NET ASSETS—100.0%		$75,657

Abbreviation:

LLC Limited Liability Company

Footnote Legend:

(1)	Non-income producing.

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$73,818	$73,818

Total Investments	$73,818	$73,818

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value		Value

U.S. GOVERNMENT SECURITIES—3.7%
U.S. Treasury Note
1.375%, 1/15/20	$1,250		$1,240
0.000%, 3/26/20	300		293
1.375%, 4/30/20	2,215		2,191
2.375%, 1/31/23	655		658

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,365)			4,382

MUNICIPAL BONDS—0.7%
Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	180		179

Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	640		618

TOTAL MUNICIPAL BONDS
(Identified Cost $817)			797

FOREIGN GOVERNMENT SECURITIES—6.6%
Argentine Republic
6.875%, 4/22/21	180		164
6.875%, 1/26/27	290		235
Series NY
8.280%, 12/31/33	128		106
Bolivarian Republic of Venezuela
7.650%, 4/21/25(1)	825		236
9.375%, 1/13/34(1)	295		96
Dominican Republic 144A 5.950%, 1/25/27(2)	100		105
144A 6.000%, 7/19/28(2)	250		262
Federal Republic of Nigeria 144A 7.875%, 2/16/32(2)	295		307
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	300		321
Provincia de Buenos Aires 144A 7.875%, 6/15/27(2)	465		338
Republic of Egypt 144A 7.500%, 1/31/27(2)	200		209
144A 7.600%, 3/1/29(2)	200		205
Republic of Ghana 144A
7.625%, 5/16/29(2)	200		196
Republic of Indonesia Treasury Bond, Series FR77 8.125%, 5/15/24	4,051,000	IDR	297
Republic of Indonesia 144A 8.500%, 10/12/35(2)	570		811
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	255		249
Republic of Pakistan 144A 6.875%, 12/5/27(2)	310		305
Republic of Saudi 144A 4.375%, 4/16/29(2)	290		302
Republic of South Africa 5.650%, 9/27/47	390		371

	Par Value		Value

Series 2023 7.750%, 2/28/23	3,700	ZAR	$256
Republic of Turkey
4.875%, 10/9/26	$275		237
6.000%, 3/25/27	305		279
Sultanate of Oman 144A 5.375%, 3/8/27(2)	455		423
Ukraine
144A 7.750%, 9/1/23(2)	170		165
144A 7.750%, 9/1/26(2)	425		399
United Mexican States
4.150%, 3/28/27	275		280
4.500%, 4/22/29	260		269
Series M
6.500%, 6/9/22	6,713	MXN	333

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,533)			7,756

MORTGAGE-BACKED SECURITIES—19.8%
Agency—3.1%
Federal National Mortgage Association
Pool #AT2016
3.000%, 4/1/43	365		366
Pool #AT7621
3.000%, 5/1/43	683		684
Pool #AS4992
3.500%, 5/1/45	220		224
Pool #AS5696
3.500%, 8/1/45	1,060		1,078
Pool #AS9393
4.000%, 4/1/47	121		125
Pool #MA3058
4.000%, 7/1/47	95		98
Pool #MA3088
4.000%, 8/1/47	755		780
Pool #MA3121
4.000%, 9/1/47	277		286

			3,641

Non-Agency—16.7%
Agate Bay Mortgage Trust 2016-3, A5 144A
3.500%, 8/25/46(2)(3)	228		230
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	435		454
2015-SFR1, A 144A
3.467%, 4/17/52(2)	316		319
2015-SFR2, C 144A
4.691%, 10/17/52(2)	340		357
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A
3.674%, 7/27/48(2)(3)	430		431
2019-1, A1 144A
3.920%, 11/25/48(2)(3)	443		447
Arroyo Mortgage Trust
2018-1, A1 144A
3.763%, 4/25/48(2)(3)	114		115
2019-1, A1 144A
3.805%, 1/25/49(2)(3)	172		173

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	$82	$82
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A
4.939%, 7/25/35(3)	281	289
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1
6.000%, 10/25/34	128	133
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(2)	275	284
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	130	134
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(2)(3)	295	295
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	215	221
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(3)	112	113
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	110	110
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(2)(3)	209	209
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A
3.074%, 5/27/47(2)(3)	92	92
2018-1, A1 144A 2.930%, 2/25/48(2)(3)	127	127
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.763%, 4/25/44(2)(3)	101	101
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	27	26
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(2)(3)	165	166
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	290	288
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	144	144
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	243	241
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	155	158
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	93	94
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(2)(3)	295	295
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 4.468%, 4/25/34(3)	114	114
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A 5.000%, 6/25/19	1	1
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A
3.500%, 6/25/29(2)(3)	130	131
2014-1, 2A12 144A
3.500%, 1/25/44(2)(3)	179	178
2016-SH1, M2 144A
3.750%, 4/25/45(2)(3)	261	266

	Par Value	Value
Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	$330	$335
2017-5, A1 144A 3.175%, 10/26/48(2)(3)	399	399
2017-4, A3 144A 3.500%, 11/25/48(2)(3)	267	266
2018-8, A3 144A 4.000%, 1/25/49(2)(3)	464	469
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	355	356
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	100	101
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	110	112
MetLife Securitization Trust 2017-1A, M1 144A 3.717%, 4/25/55(2)(3)	150	150
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	770	767
Mill City Mortgage Trust 2017-1, A1 144A 2.750%, 11/25/58(2)(3)	108	107
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	131
New Residential Mortgage Loan Trust 2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(2)(3)	347	345
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	218	221
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	182	185
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	156	157
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	283	295
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	281	287
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)(3)	130	128
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	275	278
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	286	292
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	260	266
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(2)(3)	285	286
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(2)	270	270
2018-SFR2, B 144A 3.841%, 8/17/35(2)	545	551
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	392	395
Residential Asset Mortgage Products Trust
2004-SL1, A8
6.500%, 11/25/31	18	19
2005-SL2, A4
7.500%, 2/25/32	143	127
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	202	205

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1
3.528%, 6/25/43(3)	$181	$181
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A
3.468%, 4/25/49(2)(3)	235	235
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1
4.554%, 4/25/34(3)	106	109
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A
3.192%, 5/25/37(2)(3)	45	45
Towd Point Mortgage Trust 2015-1, A2 144A
3.250%, 10/25/53(2)(3)	255	255
2016-1, M1 144A
3.500%, 2/25/55(2)(3)	135	136
2015-6, M1 144A
3.750%, 4/25/55(2)(3)	130	132
2015-5, A2 144A
3.500%, 5/25/55(2)(3)	315	317
2017-1, M1 144A
3.750%, 10/25/56(2)(3)	135	135
2019-1, A1 144A
3.750%, 3/25/58(2)(3)	171	174
2018-4, A1 144A
3.000%, 6/25/58(2)(3)	425	420
2018-SJ1, A1 144A
4.000%, 10/25/58(2)(3)	170	170
2015-2, 1M1 144A
3.250%, 11/25/60(2)(3)	315	312
VCAT LLC 2019-NPL1, A1 144A
4.360%, 2/25/49(2)(3)	99	100
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A
3.967%, 2/25/49(2)(3)	253	253
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A
3.375%, 10/25/47(2)(3)	257	257
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A
4.213%, 8/25/48(2)(3)	371	372
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A
3.967%, 9/25/48(2)(3)	242	243
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A
4.336%, 1/25/49(2)(3)	347	350
Verus Securitization Trust 2018-1, A1 144A
2.929%, 2/25/48(2)(3)	153	152
2018-3, A1 144A
4.108%, 10/25/58(2)(3)	271	275
2019-1, A1 144A
3.836%, 2/25/59(2)(3)	396	398
2019-INV1, A1 144A
3.402%, 12/25/59(2)(3)	295	295
Wells Fargo Commercial Mortgage Trust 2015-LC20, B
3.719%, 4/15/50	150	152

		19,786

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,316)		23,427

	Par Value	Value
ASSET-BACKED SECURITIES—9.9%

Automobiles—6.4%
ACC Trust 2018-1, B 144A
4.820%, 5/20/21(2)	$295	$296
American Credit Acceptance Receivables Trust 2018-1, C
144A 3.550%, 4/10/24(2)	400	402
2018-4, C
144A 3.970%, 1/13/25(2)	355	360
AmeriCredit Automobile Receivables Trust 2018-1, D
3.820%, 3/18/24	295	300
Capital Auto Receivables Asset Trust 2017-1, D 144A
3.150%, 2/20/25(2)	340	338
CarNow Auto Receivables Trust 2016-1A, D 144A
7.340%, 11/15/21(2)	325	327
CPS Auto Receivables Trust 2018-C, D 144A
4.400%, 6/17/24(2)	310	316
DT Auto Owner Trust 2018-1A, C 144A
3.470%, 12/15/23(2)	335	336
Exeter Automobile Receivables Trust 2015-2A, C
144A 3.900%, 3/15/21(2)	218	219
2018-1A, C
144A 3.030%, 1/17/23(2)	410	410
2018-4A, D
144A 4.350%, 9/16/24(2)	365	374
2019-1A, D
144A 4.130%, 12/16/24(2)	355	363
Flagship Credit Auto Trust
2016-3, D
144A 3.890%, 11/15/22(2)	400	403
2019-1, C
144A 3.600%, 2/18/25(2)	235	238
Foursight Capital Automobile Receivables Trust 2017-1, B 144A
3.050%, 12/15/22(2)	320	319
GLS Auto Receivables Trust 2017-1A, B
144A 2.980%, 12/15/21(2)	405	404
2018-1A, B
144A 3.520%, 8/15/23(2)	410	411
2018-3A, C
144A 4.180%, 7/15/24(2)	455	463
Hertz Vehicle Financing II LP 2016-4A, A 144A
2.650%, 7/25/22(2)	405	400
Tesla Auto Lease Trust 2018-A, D 144A
3.300%, 5/20/20(2)	340	340
Tricolor Auto Securitization Trust 2018-2A, B 144A
4.760%, 2/15/22(2)	289	293
Veros Automobile Receivables Trust 2018-1, B 144A
4.050%, 2/15/24(2)	300	303

		7,615

Other—3.4%
Arby’s Funding LLC 2015-1A, A2 144A
4.969%, 10/30/45(2)	358	367
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A
3.240%, 12/20/23(2)	316	316
DB Master Finance LLC 2017-1A, A2I 144A
3.629%, 11/20/47(2)	336	336

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value		Value

Other—continued
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	$164		$165
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	75		75
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	368		367
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(2)	360		369
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	335		336
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(2)	335		336
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(2)	227		227
2018-2A, B 144A 3.960%, 10/15/24(2)	305		307
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	295		298
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	256		250
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	261		261

			4,010

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(2)	107		106

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,651)			11,731

CORPORATE BONDS AND NOTES—43.2%
Communication Services—3.8%
America Movil SAB de C.V.
6.450%, 12/5/22	20	MXN	95
AT&T, Inc.
4.250%, 3/1/27	480		494
Charter Communications Operating LLC
4.500%, 2/1/24	190		198
4.908%, 7/23/25	340		359
5.050%, 3/30/29	160		169
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	275		253
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(2)	170		180
Comcast Corp.
3.950%, 10/15/25	160		167
4.150%, 10/15/28	78		82
Consolidated Communications, Inc.
6.500%, 10/1/22	250		224
CSC Holdings LLC 144A 7.500%, 4/1/28(2)	200		214
Digicel Group One Ltd. 144A 8.250%, 12/30/22(2)	177		108
Discovery Communications LLC
3.950%, 3/20/28	325		316
DISH DBS Corp.
5.875%, 7/15/22	125		121
7.750%, 7/1/26	105		91
Frontier Communications Corp.
8.500%, 4/15/20	110		108

	Par Value	Value

Communication Services—continued
7.625%, 4/15/24	$145	$79
144A 8.500%, 4/1/26(2)	110	102
Match Group, Inc. 144A 5.625%, 2/15/29(2)	120	121
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A
7.875%, 5/15/24(2)	170	138
Meredith Corp.
6.875%, 2/1/26	145	153
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(2)	125	125
144A 5.152%, 3/20/28(2)	200	204
Verizon Communications, Inc.
4.125%, 3/16/27 (3 month LIBOR + 1.100%)	160	168
3.784%, 5/15/25(3)	190	190

		4,459

Consumer Discretionary—3.4%
Beazer Homes USA, Inc.
5.875%, 10/15/27	170	148
Boyd Gaming Corp.
6.000%, 8/15/26	65	67
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	310	314
Caesars Resort Collection LLC 144A
5.250%, 10/15/25(2)	215	207
Dollar Tree, Inc.
4.000%, 5/15/25	189	191
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	75	78
Eldorado Resorts, Inc.
6.000%, 9/15/26	75	76
frontdoor, Inc. 144A 6.750%, 8/15/26(2)	155	158
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	200	210
GLP Capital LP
5.250%, 6/1/25	185	194
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(2)	280	284
Horton (D.R.), Inc.
4.750%, 2/15/23	260	270
Lear Corp.
3.800%, 9/15/27	405	388
M/I Homes, Inc.
5.625%, 8/1/25	180	172
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(2)	135	140
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(2)	15	15
144A 8.500%, 5/15/27(2)	200	201
Scientific Games International, Inc. 144A 8.250%, 3/15/26(2)	80	82
Tenneco, Inc.
5.000%, 7/15/26	125	100
Vista Outdoor, Inc.
5.875%, 10/1/23	235	219
Weekley Homes LLC
6.625%, 8/15/25	215	205

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Consumer Discretionary—continued
William Lyon Homes, Inc.
6.000%, 9/1/23	$285	$276

		3,995

Consumer Staples—1.8%
Albertson’s Cos. LLC
5.750%, 3/15/25	125	119
Altria Group, Inc.
4.400%, 2/14/26	59	61
4.800%, 2/14/29	450	464
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	235	239
4.750%, 1/23/29	85	91
Bacardi Ltd. 144A
4.700%, 5/15/28(2)	320	320
CVS Health Corp.
4.300%, 3/25/28	330	335
Kronos Acquisition Holdings, Inc. 144A
9.000%, 8/15/23(2)	240	206
Sigma Finance Netherlands BV 144A
4.875%, 3/27/28(2)	295	294

		2,129

Energy—5.8%
Anadarko Finance Co. Series B
7.500%, 5/1/31	160	200
Anadarko Petroleum Corp.
6.600%, 3/15/46	200	244
Blue Racer Midstream LLC 144A
6.625%, 7/15/26(2)	260	265
Callon Petroleum Co.
6.125%, 10/1/24	96	96
Cheniere Energy Partners LP 144A
5.625%, 10/1/26(2)	125	128
Citgo Holding, Inc. 144A
10.750%, 2/15/20(2)	170	174
Denbury Resources, Inc.
144A 9.250%, 3/31/22(2)	94	91
144A 7.500%, 2/15/24(2)	125	107
Encana Corp.
8.125%, 9/15/30	155	199
Energy Transfer Partners LP
5.000%, 10/1/22	314	331
EP Energy LLC
144A 8.000%, 11/29/24(2)	70	39
144A 7.750%, 5/15/26(2)	55	45
Geopark Ltd. 144A
6.500%, 9/21/24(2)	270	271
HollyFrontier Corp.
5.875%, 4/1/26	360	384
KazMunayGas National Co. JSC 144A
4.750%, 4/19/27(2)	395	405
Kinder Morgan, Inc.
7.750%, 1/15/32	400	523
Kosmos Energy Ltd. 144A
7.125%, 4/4/26(2)	295	292
MPLX LP
4.000%, 3/15/28	148	147
Nabors Industries, Inc.
5.500%, 1/15/23	110	105

	Par Value	Value

Energy—continued
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A
7.720%, 12/1/26(2)(4)	$406	$101
Odebrecht Oil & Gas Finance Ltd. 144A
0.000%, (2)(5)(6)	60	—	(7)
Petrobras Global Finance B.V.
7.375%, 1/17/27	270	298
5.999%, 1/27/28	180	182
5.750%, 2/1/29	365	362
Petroleos de Venezuela S.A. 144A
6.000%, 5/16/24(1)(2)	650	145
Petroleos Mexicanos
5.350%, 2/12/28	260	241
6.500%, 6/2/41	220	199
6.375%, 1/23/45	185	163
Sanchez Energy Corp. 144A
7.250%, 2/15/23(2)	120	97
State Oil Co. of the Azerbaijan Republic RegS
6.950%, 3/18/30(8)	320	360
Targa Resources Partners LP 144A
5.875%, 4/15/26(2)	100	106
Transocean, Inc. 144A
9.000%, 7/15/23(2)	85	91
USA Compression Partners LP
6.875%, 4/1/26	215	220
144A 6.875%, 9/1/27(2)	30	30
Vine Oil & Gas LP 144A
8.750%, 4/15/23(2)	165	131
Weatherford International Ltd.
9.875%, 2/15/24	65	47

		6,819

Financials—12.6%
Acrisure LLC
144A 8.125%, 2/15/24(2)	80	83
144A 7.000%, 11/15/25(2)	270	243
AerCap Ireland Capital DAC
3.950%, 2/1/22	150	152
3.650%, 7/21/27	310	290
Allstate Corp. (The) Series B
5.750%, 8/15/53(9)	365	371
Apollo Management Holdings LP 144A
4.000%, 5/30/24(2)	440	441
Athene Holding Ltd.
4.125%, 1/12/28	325	312
Australia & New Zealand Banking Group Ltd. 144A
4.400%, 5/19/26(2)	335	340
Aviation Capital Group LLC 144A
3.500%, 11/1/27(2)	355	337
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A
5.125%, 1/18/33(2)	275	253
Banco de Credito e Inversiones 144A
3.500%, 10/12/27(2)	415	405
Banco Internacional del Peru SAA Interbank 144A
6.625%, 3/19/29(2)	120	132
Banco Santander Chile 144A
3.875%, 9/20/22(2)	505	515
Bank of America Corp.
4.200%, 8/26/24	458	474
(3 month LIBOR + 0.770%)
3.503%, 2/5/26(3)	200	195

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value		Value

Financials—continued
Bank of China Ltd. 144A
5.000%, 11/13/24(2)	$390		$412
Bank of Montreal
3.803%, 12/15/32	326		315
Brighthouse Financial, Inc.
3.700%, 6/22/27	410		370
BrightSphere Investment Group plc
4.800%, 7/27/26	270		264
Capital One Financial Corp.
3.750%, 7/28/26	405		395
Development Bank of Kazakhstan JSC 144A
8.950%, 5/4/23(2)	85,000	KZT	217
Discover Bank
4.682%, 8/9/28	340		346
Drawbridge Special Opportunities Fund LP 144A
5.000%, 8/1/21(2)	440		441
E*TRADE Financial Corp.
4.500%, 6/20/28	400		407
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	365		364
FS KKR Capital Corp.
4.250%, 1/15/20	135		135
4.750%, 5/15/22	50		50
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%)
3.854%, 5/15/26(3)	510		500
Grupo de Inversiones Suramericana S.A. 144A
5.500%, 4/29/26(2)	335		357
iStar, Inc.
5.250%, 9/15/22	125		123
Jefferies Financial Group, Inc.
5.500%, 10/18/23	250		262
Jefferies Group LLC
6.875%, 4/15/21	41		44
5.125%, 1/20/23	66		70
4.850%, 1/15/27	60		60
JPMorgan Chase & Co.
2.950%, 10/1/26	475		465
Liberty Mutual Insurance Co. 144A
8.500%, 5/15/25(2)	25		30
Lincoln National Corp. (3 month LIBOR + 2.040%)
4.801%, 4/20/67(3)(9)	365		299
Lloyds Bank plc 144A
6.500%, 9/14/20(2)	600		626
Navient Corp.
6.750%, 6/25/25	290		288
Nuveen Finance LLC 144A
4.125%, 11/1/24(2)	350		368
Prudential Financial, Inc.
5.875%, 9/15/42	280		296
Santander Holdings USA, Inc.
4.450%, 12/3/21	188		194
3.700%, 3/28/22	158		160
4.400%, 7/13/27	200		198
Springleaf Finance Corp.
6.875%, 3/15/25	110		114
7.125%, 3/15/26	110		112
Synchrony Financial
3.950%, 12/1/27	645		610
Synovus Financial Corp.
5.900%, 2/7/29	164		165

	Par Value	Value
Financials—continued
Teachers Insurance & Annuity Association of America 144A
4.375%, 9/15/54(2)	$360	$372
Toronto-Dominion Bank (The)
3.625%, 9/15/31	380	376
Voya Financial, Inc.
5.650%, 5/15/53	240	236
Wells Fargo & Co. Series S
5.900%, (6)	300	307

		14,891

Health Care—3.6%
Advanz Pharma Corp.
8.000%, 9/6/24	41	39
Avantor, Inc.
144A 6.000%, 10/1/24(2)	100	104
144A 9.000%, 10/1/25(2)	145	157
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(2)	90	99
144A 8.500%, 1/31/27(2)	85	90
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(2)	20	21
144A 7.000%, 3/15/24(2)	30	32
144A 5.500%, 11/1/25(2)	160	163
Becton Dickinson & Co.
3.700%, 6/6/27	235	234
Centene Corp. 144A
5.375%, 6/1/26(2)	75	78
Cigna Corp.
144A 4.125%, 11/15/25(2)	261	270
144A 4.375%, 10/15/28(2)	27	28
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A
7.625%, 5/15/22(2)(10)	125	126
Endo Dac 144A
6.000%, 7/15/23(2)	100	77
HCA, Inc.
5.250%, 6/15/26	130	139
5.625%, 9/1/28	185	196
5.875%, 2/1/29	25	27
MPH Acquisition Holdings LLC 144A
7.125%, 6/1/24(2)	85	85
Mylan NV
3.950%, 6/15/26	325	310
Par Pharmaceutical, Inc. 144A
7.500%, 4/1/27(2)	75	76
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	300	293
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(2)	215	225
144A 6.750%, 7/1/25(2)	35	32
144A 10.000%, 4/15/27(2)	100	101
Takeda Pharmaceutical Co., Ltd. 144A
4.400%, 11/26/23(2)	360	378
Tenet Healthcare Corp.
8.125%, 4/1/22	60	65
4.625%, 7/15/24	70	70
7.000%, 8/1/25	95	96
144A 6.250%, 2/1/27(2)	105	109
West Street Merger Sub, Inc. 144A
6.375%, 9/1/25(2)	140	136

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	$405	$400

		4,256

Industrials—2.7%
CNH Industrial N.V.
4.500%, 8/15/23	280	291
DP World plc 144A
6.850%, 7/2/37(2)	200	241
Garda World Security Corp. 144A
8.750%, 5/15/25(2)	250	238
Hillman Group, Inc. (The) 144A
6.375%, 7/15/22(2)	120	107
Masco Corp.
5.950%, 3/15/22	296	317
Navistar International Corp. 144A
6.625%, 11/1/25(2)	195	198
New Enterprise Stone & Lime Co., Inc. 144A
10.125%, 4/1/22(2)	95	96
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A
144A 4.875%, 5/10/28(2)	303	290
Oshkosh Corp.
4.600%, 5/15/28	424	431
Owens Corning
3.400%, 8/15/26	330	311
Topaz Marine S.A. 144A
9.125%, 7/26/22(2)	200	203
TransDigm, Inc.
6.500%, 7/15/24	120	123
6.500%, 5/15/25	75	76
United Air Lines, Inc. Pass-Through-Trust 2007-1, A
6.636%, 7/2/22	298	313

		3,235

Information Technology—1.7%
Banff Merger Sub, Inc. 144A
9.750%, 9/1/26(2)	35	34
Broadcom Corp.
3.625%, 1/15/24	312	311
Broadcom, Inc. 144A
3.625%, 10/15/24(2)	100	99
Citrix Systems, Inc.
4.500%, 12/1/27	285	282
CommScope Finance LLC 144A
8.250%, 3/1/27(2)	105	109
Dell International LLC 144A
8.100%, 7/15/36(2)	140	165
Everi Payments, Inc. 144A
7.500%, 12/15/25(2)	50	52
Exela Intermediate LLC 144A
10.000%, 7/15/23(2)	170	173
ViaSat, Inc.
144A 5.625%, 9/15/25(2)	185	177
144A 5.625%, 4/15/27(2)	175	178
VMware, Inc.
2.950%, 8/21/22	217	215
3.900%, 8/21/27	230	221

		2,016

	Par Value	Value

Materials—5.0%
Alpek SAB de C.V. 144A
5.375%, 8/8/23(2)	$425	$443
Anglo American Capital plc 144A
4.000%, 9/11/27(2)	215	209
ArcelorMittal
6.125%, 6/1/25	280	311
BHP Billiton Finance USA Ltd. 144A
6.750%, 10/19/75(2)(9)	425	471
CRH America Finance, Inc. 144A
3.400%, 5/9/27(2)	300	287
DowDuPont, Inc.
4.493%, 11/15/25	60	64
(3 month LIBOR + 1.110%)
3.794%, 11/15/23(3)	295	296
Eldorado Gold Corp. 144A
6.125%, 12/15/20(2)	170	166
Equate Petrochemical BV 144A
4.250%, 11/3/26(2)	340	343
Glencore Funding LLC 144A
4.000%, 3/27/27(2)	390	379
Greif, Inc. 144A
6.500%, 3/1/27(2)	155	158
Hexion, Inc.
6.625%, 4/15/20	135	113
Inversiones CMPC S.A. 144A
4.375%, 5/15/23(2)	300	305
Kraton Polymers LLC 144A
7.000%, 4/15/25(2)	250	253
LSB Industries, Inc. 144A
9.625%, 5/1/23(2)	110	114
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(2)	90	88
144A 5.000%, 5/1/25(2)	100	98
Nutrien Ltd.
4.200%, 4/1/29	315	324
Reynolds Group Issuer, Inc. 144A
7.000%, 7/15/24(2)	115	118
SABIC Capital II BV 144A
4.500%, 10/10/28(2)	305	316
Severstal OAO Via Steel Capital S.A. 144A
5.900%, 10/17/22(2)(11)	260	272
Syngenta Finance N.V. 144A
4.441%, 4/24/23(2)	400	408
Teck Resources Ltd. 144A
8.500%, 6/1/24(2)	80	86
Trident Merger Sub, Inc. 144A
6.625%, 11/1/25(2)	130	122
Vedanta Resources plc 144A
6.125%, 8/9/24(2)	200	183

		5,927

Real Estate—1.6%
EPR Properties
4.750%, 12/15/26	130	134
4.500%, 6/1/27	205	207
Healthcare Trust of America Holdings LP
3.750%, 7/1/27	180	177
Hospitality Properties Trust
4.950%, 2/15/27	195	194
4.375%, 2/15/30	135	125
LifeStorage LP
3.875%, 12/15/27	135	132

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value
Real Estate—continued
MPT Operating Partnership LP
5.000%, 10/15/27	$125	$127
Office Properties Income Trust
4.500%, 2/1/25	385	368
Physicians Realty LP
4.300%, 3/15/27	330	328
Realogy Group LLC 144A
9.375%, 4/1/27(2)	60	62

		1,854

Utilities—1.2%
Exelon Corp.
3.497%, 6/1/22	540	546
Ferrellgas Partners LP
8.625%, 6/15/20	50	38
Perusahaan Listrik Negara PT 144A
4.125%, 5/15/27(2)	390	384
TerraForm Power Operating LLC 144A
5.000%, 1/31/28(2)	190	183
Texas Competitive Electric Escrow
10.250%, 11/1/49(12)	396	—
Texas Competitive Electric Holdings Co. 144A
0.000%, 10/1/20(2)(12)	465	—	(7)
Transportadora de Gas Internacional SA ESP 144A
5.550%, 11/1/28(2)	305	330

		1,481

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $51,425)		51,062

LEVERAGED LOANS—10.9%
Aerospace—0.4%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%)
6.250%, 12/6/25	55	55
Dynasty Acquisition Co., Inc.
Tranche B (3 month LIBOR + 4.000%)
0.000%, 1/23/26(13)	38	38
Tranche B-1 (3 month LIBOR + 4.000%)
0.000%, 1/23/26(13)	72	72
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%)
4.999%, 5/30/25	54	53
2018, Tranche F (1 month LIBOR + 2.500%)
4.999%, 6/9/23	201	196
Tranche G (1 month LIBOR + 2.500%)
4.999%, 8/22/24	30	29

		443

Chemicals—0.1%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%)
5.999%, 2/14/24	143	142

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%)
6.500%, 9/29/24	181	178

Consumer Non-Durables—0.5%
American Greetings Corp. (1 month LIBOR + 4.500%)
6.999%, 4/6/24	243	243

	Par Value	Value
Consumer Non-Durables—continued
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%)
6.496%, 5/15/23	$121	$113
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%)
6.879%, 6/30/24	141	138
Rodan & Fields LLC (1 month LIBOR + 4.000%)
6.484%, 6/16/25	154	133

		627

Energy—0.8%
California Resources Corp. (1 month LIBOR + 10.375%)
12.871%, 12/31/21	190	200
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%)
0.000%, 3/27/24(13)	155	154
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%)
5.749%, 10/30/24	188	182
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%)
0.000%, 7/16/21(1)(12)	1	—
Seadrill Operating LP (3 month LIBOR + 6.000%)
8.601%, 2/21/21	161	134
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%)
6.500%, 9/27/24	249	248

		918

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%)
8.999%, 8/4/25	110	111
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%)
5.499%, 6/15/25	169	166
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%)
10.500%, 6/30/22(1)	204	139
FinCo I LLC 2018 (1 month LIBOR + 2.000%)
4.499%, 12/27/22	67	66
iStar, Inc. (1 month LIBOR + 2.750%)
5.235%, 6/28/23	218	216
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%)
6.249%, 10/1/25	184	179

		877

Food / Tobacco—0.4%
H-Food Holdings LLC
(1 month LIBOR + 3.688%)
6.186%, 5/23/25	35	34
2018, Tranche B-2 (1 month LIBOR + 4.000%)
6.499%, 5/23/25	144	142
Milk Specialties Co. (1 month LIBOR + 4.000%)
6.499%, 8/16/23	249	248

		424

Food and Drug—0.1%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%)
5.499%, 11/17/25	120	118

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value
Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%)
5.749%, 1/31/25	$81	$76

Gaming / Leisure—0.8%
Affinity Gaming (1 month LIBOR + 3.250%)
5.749%, 7/1/23	353	337
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%)
5.250%, 4/29/24	112	107
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%)
5.314%, 8/14/24	129	125
Stars Group Holdings B.V. (3 month LIBOR + 3.500%)
0.000%, 7/10/25(13)	174	174
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%)
5.750%, 8/18/23	172	171

		914

Healthcare—1.0%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%)
8.905%, 1/16/23	41	34
Accelerated Health Systems LLC (1 month LIBOR + 3.500%)
5.990%, 10/31/25	125	124
Agiliti Health, Inc. (1 month LIBOR + 3.000%)
5.500%, 1/4/26	25	25
AHP Health Partners, Inc. (1 month LIBOR + 4.500%)
6.999%, 6/30/25	189	188
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%)
5.231%, 11/27/25	62	61
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%)
5.656%, 6/7/23	55	55
Envision Healthcare Corp. (1 month LIBOR + 3.750%)
6.249%, 10/10/25	156	146
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%)
0.000%, 6/30/25(13)	131	126
Phoenix Guarantor, Inc.
First Lien (1 month LIBOR + 4.500%)
6.982%, 3/5/26	41	41
First Lien (3 month LIBOR + 4.500%)
0.000%, 3/5/26	4	4
Regionalcare Hospital Partners Holdings, Inc. Tranche B,
First Lien (1 month LIBOR + 4.500%)
6.982%, 11/16/25	189	187
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%)
6.851%, 12/30/22	124	124
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%)
7.999%, 10/1/25	130	124

		1,239

Housing—0.4%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%)
8.500%, 3/24/25	61	61
CPG International LLC (3 month LIBOR + 3.750%)
6.633%, 5/5/24	191	189

	Par Value	Value
Housing—continued
Summit Materials LLC (1 month LIBOR + 2.000%)
4.499%, 11/21/24	$259	$253

		503

Information Technology—0.9%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%)
9.499%, 9/19/25	112	113
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%)
0.000%, 10/2/25(13)	120	117
Dell International LLC Tranche B (1 month LIBOR + 2.000%)
0.000%, 9/7/23(13)	63	62
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%)
5.736%, 11/1/23	314	311
Second Lien (3 month LIBOR + 8.250%)
10.986%, 11/1/24	84	85
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%)
4.749%, 4/16/25	107	106
Tranche B-4 (1 month LIBOR + 2.250%)
4.749%, 4/16/25	77	76
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%)
5.749%, 7/2/25	229	225

		1,095

Manufacturing—0.6%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%)
0.000%, 2/6/26(13)	235	234
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%)
7.349%, 8/17/22	298	198
Filtration Group Corp. (1 month LIBOR + 3.000%)
5.499%, 3/29/25	193	192
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%)
0.000%, 5/30/25(13)	99	94

		718

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%)
4.734%, 1/15/26	100	97

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%)
4.999%, 2/28/25	137	134

Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%)
5.249%, 1/31/25	347	340
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%)
0.000%, 11/1/24(13)	66	66
Second Lien (1 month LIBOR + 8.250%)
10.749%, 11/1/25	150	147
West Corp. Tranche B (3 month LIBOR + 4.000%)
6.629%, 10/10/24	130	121

		674

Metals / Minerals—0.3%
Covia Holdings Corp. (weekly LIBOR + 3.750%)
0.000%, 6/1/25(13)	138	118

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value
Metals / Minerals—continued
Graftech International Ltd. (1 month LIBOR + 3.500%)
5.999%, 2/12/25	$262	$261

		379

Retail—0.2%
Bass Pro Group LLC (1 month LIBOR + 5.000%)
7.499%, 9/25/24	84	83
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%)
5.733%, 10/25/20	163	151

		234

Service—1.5%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%)
5.499%, 3/20/25	20	19
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%)
0.000%, 2/6/26(13)	120	118
GFL Environmental, Inc. (1 month LIBOR + 3.000%)
5.499%, 5/30/25	189	182
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%)
5.999%, 6/30/24	317	306
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%)
5.236%, 2/14/25	141	134
First Lien (1 month LIBOR + 2.750%)
4.226%, 2/14/25(14)	42	40
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%)
0.000%, 1/3/25(13)	227	222
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%)
5.249%, 5/2/22	204	202
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%)
5.499%, 11/8/24	278	276
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%)
5.749%, 12/31/25	20	20
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%)
6.000%, 7/17/25	123	122
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%)
6.250%, 2/1/23	171	168

		1,809

Transportation - Automotive—0.2%
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%)
0.000%, 3/18/26(13)	180	178

Utility—1.0%
APLP Holdings LP (1 month LIBOR + 2.750%)
5.249%, 4/13/23	208	208
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.750%)
6.249%, 8/1/25	219	219
Calpine Construction Finance Co. LP Tranche B-9 (3 month LIBOR + 2.750%)
0.000%, 3/20/26(13)	180	178

	Par Value	Value
Utility—continued
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%)
1.125%, 12/31/20(14)	$35	$35
(3 month LIBOR + 2.250%)
0.000%, 12/31/20	105	105
Talen Energy Supply LLC (1 month LIBOR + 4.000%)
6.499%, 4/15/24	122	120
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%)
4.499%, 8/4/23	147	145
2018 (1 month LIBOR + 2.000%)
4.486%, 12/31/25	144	141

		1,151

TOTAL LEVERAGED LOANS
(Identified Cost $13,297)		12,928

	Shares
PREFERRED STOCKS—2.4%
Financials—1.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290(15)	293
Huntington Bancshares, Inc. Series E, 5.700%	193(15)	188
JPMorgan Chase & Co. Series Z, 5.300%	70(15)	71
KeyCorp Series D, 5.000%(16)(17)	535(15)	523
M&T Bank Corp. Series F, 5.125%(16)	229(15)	231
MetLife, Inc. Series D, 5.875%	173(15)	178
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405(15)	399
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405(15)	399

		2,282

Industrials—0.5%
General Electric Co. Series D, 5.000%	612(15)	570

TOTAL PREFERRED STOCKS
(Identified Cost $2,854)		2,852

COMMON STOCKS—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(5)(18)	828	29

Energy—0.0%
Frontera Energy Corp.	2,618	23

TOTAL COMMON STOCKS
(Identified Cost $53)		52

AFFILIATED MUTUAL FUND—1.4%
Virtus Newfleet Credit Opportunities Fund Class R6(19)	170,908	1,593

TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $1,708)		1,593

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Shares		Value
RIGHT—0.0%

Utilities—0.0%
Vistra Energy Corp.(5)(18)	7,753	$6

TOTAL RIGHT
(Identified Cost $6)		6

TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $118,025)		116,586

SECURITIES LENDING COLLATERAL—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(19)(20)	827,193	827
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $827)		827

TOTAL INVESTMENTS—99.4%
(Identified Cost $118,852)		$117,413
Other assets and liabilities, net—0.6%		738

NET ASSETS—100.0%		$118,151

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
Foreign Currencies:
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Footnote Legend:

(1)  Security in default; no interest payments are being received during the bankruptcy proceedings.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $56,218 or 47.6% of net assets.

(3)  Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	13% of the income received was in cash and 87% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(9)	Interest payments may be deferred.
(10)	100% of the income received was in cash.
(11)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(13)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	Value shown as par value.
(16)	Interest may be forfeited.
(17)	Perpetual maturity.
(18)	Non-income producing.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(20)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	78%
Canada	3
Netherlands	3
Mexico	2
United Kingdom	1
Indonesia	1
Chile	1
Other	11
Total	100%
† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 11,731	$ —	$ 11,731	$—
Corporate Bonds And Notes	51,062	—	51,062	—
Foreign Government Securities	7,756	—	7,756	—
Leveraged Loans	12,928	—	12,928	—
Mortgage-Backed Securities	23,427	—	23,427	—
Municipal Bonds	797	—	797	—
U.S. Government Securities	4,382	—	4,382	—
Equity Securities:
Preferred Stocks	2,852	—	2,852	—
Common Stocks	52	23	—	29
Right	6	—	—	6
Affiliated Mutual Fund	1,593	1,593	—	—
Securities Lending Collateral	827	827	—	—
Total Investments	$117,413	$2,443	$114,935	$35

Security with an end of period value of $29 was transferred from Level 2 to Level 3 due to an decrease in trading activity at March 31, 2019.

Some of the Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—96.1%
Communication Services—9.4%
Activision Blizzard, Inc.	2,769	$126
Akamai Technologies, Inc.(1)	655	47
Alphabet, Inc. Class A(1)(2)	1,085	1,277
Alphabet, Inc. Class C(1)(2)	1,117	1,311
AT&T, Inc.(2)	26,283	824
CBS Corp. Class B	1,210	58
CenturyLink, Inc.	3,432	41
Charter Communications, Inc. Class A(1)	640	222
Comcast Corp. Class A(2)	16,406	656
Discovery, Inc. Class A(1)	563	15
Discovery, Inc. Class C(1)	1,293	33
DISH Network Corp. Class A(1)	829	26
Electronic Arts, Inc.(1)	1,100	112
Facebook, Inc. Class A(1)(2)	8,909	1,485
Fox Corp. Class A(1)(2)	1,275	47
Fox Corp. Class B(1)(2)	586	21
Interpublic Group of Cos., Inc. (The)	1,381	29
Netflix, Inc.(1)	1,581	564
News Corp. Class A	1,397	17
News Corp. Class B	449	6
Omnicom Group, Inc.	807	59
Take-Two Interactive Software, Inc.(1)	429	40
TripAdvisor, Inc.(1)	371	19
Twitter, Inc.(1)	2,605	86
Verizon Communications, Inc.(2)	14,951	884
Viacom, Inc. Class B	1,273	36
Walt Disney Co. (The)(2)	7,227	802

		8,843

Consumer Discretionary—10.3%
Advance Auto Parts, Inc.	296	50
Amazon.com, Inc.(1)(2)	1,612	2,871
Aptiv plc	1,077	86
AutoZone, Inc.(1)	102	104
Best Buy Co., Inc.	950	68
Booking Holdings, Inc.(1)(2)	186	325
BorgWarner, Inc.	845	32
Capri Holdings Ltd.(1)	611	28
CarMax, Inc.(1)	712	50
Carnival Corp.	1,622	82
Chipotle Mexican Grill, Inc.(1)	99	70
Darden Restaurants, Inc.	503	61
Dollar General Corp.	1,161	139
Dollar Tree, Inc.(1)	979	103
eBay, Inc.	3,677	137
Expedia Group, Inc.	479	57
Foot Locker, Inc.	467	28
Ford Motor Co.(2)	15,868	139
Gap, Inc. (The)	872	23
Garmin Ltd.	492	42
General Motors Co.(2)	5,341	198
Genuine Parts Co.	598	67
H&R Block, Inc.	833	20
Hanesbrands, Inc.	1,453	26
Harley-Davidson, Inc.	662	24
Hasbro, Inc.	470	40
Hilton Worldwide Holdings, Inc.	1,196	99
Home Depot, Inc. (The)(2)	4,588	880
Horton (D.R.), Inc.	1,385	57
Kohl’s Corp.	673	46
L Brands, Inc.	933	26

	Shares	Value

Consumer Discretionary—continued
Leggett & Platt, Inc.	534	$23
Lennar Corp. Class A	1,184	58
LKQ Corp.(1)	1,292	37
Lowe’s Cos., Inc.(2)	3,269	358
Macy’s, Inc.	1,262	30
Marriott International, Inc. Class A	1,148	144
Mattel, Inc.(1)	1,395	18
McDonald’s Corp.(2)	3,119	592
MGM Resorts International	2,028	52
Mohawk Industries, Inc.(1)	258	33
Newell Brands, Inc.	1,696	26
NIKE, Inc. Class B(2)	5,136	432
Nordstrom, Inc.	465	21
Norwegian Cruise Line Holdings Ltd.(1)	890	49
O’Reilly Automotive, Inc.(1)	327	127
PulteGroup, Inc.	1,052	29
PVH Corp.	307	37
Ralph Lauren Corp.	221	29
Ross Stores, Inc.	1,525	142
Royal Caribbean Cruises Ltd.	694	80
Starbucks Corp.(2)	4,998	372
Tapestry, Inc.	1,179	38
Target Corp.(2)	2,135	171
Tiffany & Co.	441	47
TJX Cos., Inc. (The)	5,042	268
Tractor Supply Co.	498	49
Ulta Beauty, Inc.(1)	230	80
Under Armour, Inc. Class A(1)	759	16
Under Armour, Inc. Class C(1)	777	15
VF Corp.	1,320	115
Whirlpool Corp.	257	34
Wynn Resorts Ltd.	397	47
Yum! Brands, Inc.	1,267	126

		9,673

Consumer Staples—6.7%
Altria Group, Inc.(2)	6,792	390
Archer-Daniels-Midland Co.	2,034	88
Brown-Forman Corp. Class B	604	32
Campbell Soup Co.	694	26
Church & Dwight Co., Inc.	893	64
Clorox Co. (The)	462	74
Coca-Cola Co. (The)(2)	14,032	658
Colgate-Palmolive Co.(2)	3,149	216
Conagra Brands, Inc.	1,745	48
Constellation Brands, Inc. Class A	600	105
Costco Wholesale Corp.(2)	1,601	388
Coty, Inc. Class A	1,638	19
Estee Lauder Cos., Inc. (The) Class A	803	133
General Mills, Inc.	2,129	110
Hershey Co. (The)	507	58
Hormel Foods Corp.	989	44
J.M. Smucker Co. (The)	412	48
Kellogg Co.	914	52
Kimberly-Clark Corp.	1,254	155
Kraft Heinz Co.(The)(2)	2,253	74
Kroger Co. (The)	2,878	71
Lamb Weston Holdings, Inc.	532	40
McCormick & Co., Inc.	440	66
Molson Coors Brewing Co. Class B	681	41
Mondelez International, Inc. Class A(2)	5,279	264
Monster Beverage Corp.(1)	1,441	79

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

Consumer Staples—continued
PepsiCo, Inc.(2)	5,107	$626
Philip Morris International, Inc.(2)	5,616	496
Procter & Gamble Co. (The)(2)	9,054	942
Sysco Corp.	1,729	115
Tyson Foods, Inc. Class A	1,063	74
Walgreens Boots Alliance, Inc.(2)	2,908	184
Walmart, Inc.(2)	5,212	508

		6,288

Energy—4.9%
Anadarko Petroleum Corp.	1,821	83
Apache Corp.	1,366	47
Baker Hughes a GE Co.	1,853	51
Cabot Oil & Gas Corp.	1,552	41
Chevron Corp.(2)	6,909	851
Cimarex Energy Co.	360	25
Concho Resources, Inc.	722	80
ConocoPhillips(2)	4,162	278
Devon Energy Corp.	1,579	50
Diamondback Energy, Inc.	554	56
EOG Resources, Inc.	2,098	200
Exxon Mobil Corp.(2)	15,309	1,237
Halliburton Co.(2)	3,158	93
Helmerich & Payne, Inc.	391	22
Hess Corp.	897	54
HollyFrontier Corp.	576	28
Kinder Morgan, Inc.(2)	6,862	137
Marathon Oil Corp.	3,006	50
Marathon Petroleum Corp.	2,495	149
National Oilwell Varco, Inc.	1,382	37
Noble Energy, Inc.	1,728	43
Occidental Petroleum Corp.(2)	2,727	181
ONEOK, Inc.	1,489	104
Phillips 66	1,532	146
Pioneer Natural Resources Co.	614	93
Schlumberger Ltd.(2)	4,991	217
TechnipFMC plc	1,470	35
Valero Energy Corp.	1,535	130
Williams Cos., Inc. (The)	4,366	125

		4,643

Financials—11.7%
Affiliated Managers Group, Inc.	191	20
Aflac, Inc.	2,760	138
Allstate Corp. (The)(2)	1,248	118
American Express Co.(2)	2,535	277
American International Group, Inc.(2)	3,219	139
Ameriprise Financial, Inc.	505	65
Aon plc	871	149
Assurant, Inc.	197	19
Bank of America Corp.(2)	33,015	911
Bank of New York Mellon Corp. (The)(2)	3,302	166
BB&T Corp.	2,789	130
Berkshire Hathaway, Inc. Class B(1)(2)	7,060	1,418
BlackRock, Inc.(2)	439	188
Brighthouse Financial, Inc.(1)(2)	428	15
Capital One Financial Corp.(2)	1,714	140
Cboe Global Markets, Inc.	406	39
Charles Schwab Corp. (The)	4,369	187
Chubb Ltd.	1,669	234
Cincinnati Financial Corp.	549	47
Citigroup, Inc.(2)	8,850	551

	Shares	Value

Financials—continued
Citizens Financial Group, Inc.	1,693	$55
CME Group, Inc.	1,303	214
Comerica, Inc.	588	43
Discover Financial Services	1,216	86
E*TRADE Financial Corp.	923	43
Everest Re Group Ltd.	147	32
Fifth Third Bancorp	2,371	60
First Republic Bank	593	60
Franklin Resources, Inc.	1,082	36
Gallagher (Arthur J.) & Co.	667	52
Goldman Sachs Group, Inc. (The)(2)	1,252	240
Hartford Financial Services Group, Inc. (The)	1,298	64
Huntington Bancshares, Inc.	3,835	49
Intercontinental Exchange, Inc.	2,073	158
Invesco Ltd.	1,489	29
Jefferies Financial Group, Inc.	966	18
JPMorgan Chase & Co.(2)	12,013	1,216
KeyCorp	3,744	59
Lincoln National Corp.	776	46
Loews Corp.	1,001	48
M&T Bank Corp.	508	80
Marsh & McLennan Cos., Inc.	1,821	171
MetLife, Inc.(2)	3,577	152
Moody’s Corp.	603	109
Morgan Stanley(2)	4,724	199
MSCI, Inc.	319	63
Nasdaq, Inc.	417	36
Northern Trust Corp.	795	72
People’s United Financial, Inc.	1,367	22
PNC Financial Services Group, Inc. (The)	1,671	205
Principal Financial Group, Inc.	954	48
Progressive Corp. (The)	2,117	153
Prudential Financial, Inc.	1,494	137
Raymond James Financial, Inc.	467	38
Regions Financial Corp.	3,742	53
S&P Global, Inc.	908	191
State Street Corp.	1,374	90
SunTrust Banks, Inc.	1,627	96
SVB Financial Group(1)	191	42
Synchrony Financial	2,395	76
T. Rowe Price Group, Inc.	877	88
Torchmark Corp.	372	30
Travelers Cos., Inc. (The)	960	132
U.S. Bancorp(2)	5,497	265
Unum Group	791	27
Wells Fargo & Co.(2)	15,270	738
Willis Towers Watson plc	470	83
Zions Bancorp NA	695	32

		10,987

Health Care—13.4%
Abbott Laboratories(2)	6,383	510
AbbVie, Inc.(2)	5,443	439
ABIOMED, Inc.(1)	163	47
Agilent Technologies, Inc.	1,154	93
Alexion Pharmaceuticals, Inc.(1)	806	109
Align Technology, Inc.(1)	265	75
Allergan plc(2)	1,142	167
AmerisourceBergen Corp.	569	45
Amgen, Inc.(2)	2,302	437
Anthem, Inc.	934	268
Baxter International, Inc.	1,798	146

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

Health Care—continued
Becton, Dickinson & Co.	973	$243
Biogen, Inc.(1)(2)	726	172
Boston Scientific Corp.(1)	5,034	193
Bristol-Myers Squibb Co.(2)	5,905	282
Cardinal Health, Inc.	1,081	52
Celgene Corp.(1)(2)	2,505	236
Centene Corp.(1)	1,489	79
Cerner Corp.(1)	1,198	69
Cigna Corp.	1,365	219
Cooper Cos., Inc. (The)	178	53
CVS Health Corp.(2)	4,642	250
Danaher Corp.(2)	2,236	295
DaVita, Inc.(1)	456	25
DENTSPLY SIRONA, Inc.	806	40
Edwards Lifesciences Corp.(1)	759	145
Eli Lilly & Co.(2)	3,412	443
Gilead Sciences, Inc.(2)	4,743	308
HCA Healthcare, Inc.	972	127
Henry Schein, Inc.(1)	553	33
Hologic, Inc.(1)	978	47
Humana, Inc.	496	132
IDEXX Laboratories, Inc.(1)	311	70
Illumina, Inc.(1)	532	165
Incyte Corp.(1)	638	55
Intuitive Surgical, Inc.(1)	417	238
IQVIA Holdings, Inc.(1)	574	83
Johnson & Johnson(2)	9,787	1,368
Laboratory Corporation of America Holdings(1)	367	56
McKesson Corp.	708	83
Medtronic plc(2)	4,860	443
Merck & Co., Inc.(2)	9,469	788
Mettler-Toledo International, Inc.(1)	91	66
Mylan NV(1)	1,864	53
Nektar Therapeutics(1)	630	21
PerkinElmer, Inc.	404	39
Perrigo Co. plc	453	22
Pfizer, Inc.(2)	20,950	890
Quest Diagnostics, Inc.	494	44
Regeneron Pharmaceuticals, Inc.(1)	280	115
ResMed, Inc.	518	54
Stryker Corp.	1,126	222
Teleflex, Inc.	167	50
Thermo Fisher Scientific, Inc.	1,453	398
UnitedHealth Group, Inc.(2)	3,463	856
Universal Health Services, Inc. Class B	308	41
Varian Medical Systems, Inc.(1)	331	47
Vertex Pharmaceuticals, Inc.(1)	925	170
Waters Corp.(1)	275	69
WellCare Health Plans, Inc.(1)	180	49
Zimmer Biomet Holdings, Inc.	735	94
Zoetis, Inc.	1,746	176

		12,604

Industrials—9.7%
3M Co.(2)	2,336	485
A.O. Smith Corp.	576	31
Alaska Air Group, Inc.	494	28
Allegion plc	383	35
American Airlines Group, Inc.	1,635	52
AMETEK, Inc.	935	78
Arconic, Inc.	1,710	33
Boeing Co. (The)(2)	2,127	811

	Shares	Value

Industrials—continued
Caterpillar, Inc.(2)	2,380	$322
Cintas Corp.	348	70
Copart, Inc.(1)	830	50
CSX Corp.	3,234	242
Cummins, Inc.	591	93
Deere & Co.	1,299	208
Delta Air Lines, Inc.	2,477	128
Dover Corp.	589	55
Eaton Corp. plc	1,741	140
Emerson Electric Co.(2)	2,516	172
Equifax, Inc.	484	57
Expeditors International of Washington, Inc.	691	52
Fastenal Co.	1,154	74
FedEx Corp.(2)	976	177
Flowserve Corp.	526	24
Fluor Corp.	564	21
Fortive Corp.	1,179	99
Fortune Brands Home & Security, Inc.	569	27
General Dynamics Corp.(2)	1,117	189
General Electric Co.(2)	33,696	337
Harris Corp.	472	75
Honeywell International, Inc.(2)	2,970	472
Hunt (JB) Transport Services, Inc.	352	36
Huntington Ingalls Industries, Inc.	173	36
IHS Markit Ltd.(1)	1,438	78
Illinois Tool Works, Inc.	1,223	176
Ingersoll-Rand plc	984	106
Jacobs Engineering Group, Inc.	481	36
Johnson Controls International plc	3,713	137
Kansas City Southern	409	47
L3 Technologies, Inc.	315	65
Lockheed Martin Corp.(2)	992	298
Masco Corp.	1,224	48
Nielsen Holdings plc	1,421	34
Norfolk Southern Corp.	1,099	205
Northrop Grumman Corp.	696	188
PACCAR, Inc.	1,406	96
Parker-Hannifin Corp.	534	92
Pentair plc	644	29
Quanta Services, Inc.	587	22
Raytheon Co.(2)	1,141	208
Republic Services, Inc.	873	70
Robert Half International, Inc.	488	32
Robinson (C.H.) Worldwide, Inc.	549	48
Rockwell Automation, Inc.	485	85
Rollins, Inc.	592	25
Roper Technologies, Inc.	415	142
Snap-on, Inc.	224	35
Southwest Airlines Co.	2,027	105
Stanley Black & Decker, Inc.	607	83
Textron, Inc.	974	49
TransDigm Group, Inc.(1)	194	88
Union Pacific Corp.(2)	2,959	495
United Continental Holdings, Inc.(1)	919	73
United Parcel Service, Inc. Class B(2)	2,785	311
United Rentals, Inc.(1)	328	37
United Technologies Corp.(2)	3,258	420
Verisk Analytics, Inc.	663	88
W.W. Grainger, Inc.	183	55
Wabtec Corp.(2)	539	40
Waste Management, Inc.	1,575	164

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

Industrials—continued
Xylem, Inc.	723	$57

		9,076

Information Technology—21.5%
Accenture plc Class A(2)	2,548	449
Adobe, Inc.(1)	1,956	521
Advanced Micro Devices, Inc.(1)	3,559	91
Alliance Data Systems Corp.	188	33
Amphenol Corp. Class A	1,209	114
Analog Devices, Inc.	1,488	157
ANSYS, Inc.(1)	336	61
Apple, Inc.(2)	17,908	3,402
Applied Materials, Inc.	3,893	154
Arista Networks, Inc.(1)	210	66
Autodesk, Inc.(1)	880	137
Automatic Data Processing, Inc.	1,754	280
Broadcom, Inc.	1,659	499
Broadridge Financial Solutions, Inc.	470	49
Cadence Design Systems, Inc.(1)	1,127	72
Cisco Systems, Inc.(2)	18,029	973
Citrix Systems, Inc.	513	51
Cognizant Technology Solutions Corp. Class A	2,323	168
Corning, Inc.	3,222	107
DXC Technology Co.	1,126	72
F5 Networks, Inc.(1)	241	38
Fidelity National Information Services, Inc.	1,317	149
Fiserv, Inc.(1)	1,598	141
FleetCor Technologies, Inc.(1)	357	88
FLIR Systems, Inc.	556	26
Fortinet, Inc.(1)	580	49
Gartner, Inc.(1)	366	56
Global Payments, Inc.	637	87
Hewlett Packard Enterprise Co.	5,712	88
HP, Inc.	6,354	123
Intel Corp.(2)	18,390	988
International Business Machines Corp.(2)	3,649	515
Intuit, Inc.	1,044	273
IPG Photonics Corp.(1)	144	22
Jack Henry & Associates, Inc.	311	43
Juniper Networks, Inc.	1,384	37
Keysight Technologies, Inc.(1)	751	65
KLA-Tencor Corp.	658	79
Lam Research Corp.	609	109
Mastercard, Inc. Class A(2)	3,648	859
Maxim Integrated Products, Inc.	1,112	59
Microchip Technology, Inc.	951	79
Micron Technology, Inc.(1)	4,499	186
Microsoft Corp.(2)	30,946	3,650
Motorola Solutions, Inc.	660	93
NetApp, Inc.	1,015	70
NVIDIA Corp.	2,475	444
Oracle Corp.(2)	10,214	549
Paychex, Inc.	1,282	103
PayPal Holdings, Inc.(1)(2)	4,730	491
Qorvo, Inc.(1)	502	36
QUALCOMM, Inc.(2)	4,829	275
Red Hat, Inc.(1)	708	129
salesforce.com, Inc.(1)	3,061	485
Seagate Technology plc	1,056	51
Skyworks Solutions, Inc.	710	59
Symantec Corp.	2,585	59
Synopsys, Inc.(1)	599	69

	Shares	Value

Information Technology—continued
TE Connectivity Ltd.	1,373	$111
Texas Instruments, Inc.(2)	3,876	411
Total System Services, Inc.	673	64
VeriSign, Inc.(1)	426	77
Visa, Inc. Class A(2)	7,052	1,101
Western Digital Corp.	1,191	57
Western Union Co. (The)	1,800	33
Xerox Corp.	843	27
Xilinx, Inc.	1,010	128

		20,187

Materials—2.4%
Air Products & Chemicals, Inc.	798	152
Albemarle Corp.	386	32
Avery Dennison Corp.	314	36
Ball Corp.	1,229	71
Celanese Corp.	486	48
CF Industries Holdings, Inc.	836	34
DowDuPont, Inc.(2)	8,301	443
Eastman Chemical Co.	514	39
Ecolab, Inc.	919	162
FMC Corp.	487	37
Freeport-McMoRan, Inc.	5,344	69
International Flavors & Fragrances, Inc.	368	47
International Paper Co.	1,471	68
Linde plc	1,999	352
LyondellBasell Industries NV Class A	1,139	96
Martin Marietta Materials, Inc.	227	46
Mosaic Co. (The)	1,291	35
Newmont Mining Corp.	1,963	70
Nucor Corp.	1,151	67
Packaging Corporation of America	344	34
PPG Industries, Inc.	872	99
Sealed Air Corp.	568	26
Sherwin-Williams Co. (The)	299	129
Vulcan Materials Co.	479	57
Westrock Co.	921	35

		2,284

Real Estate—3.1%
Alexandria Real Estate Equities, Inc.	430	61
American Tower Corp.	1,777	350
Apartment Investment & Management Co. Class A	623	31
AvalonBay Communities, Inc.	555	111
Boston Properties, Inc.	620	83
CBRE Group, Inc. Class A(1)	1,273	63
Crown Castle International Corp.	1,678	215
Digital Realty Trust, Inc.	834	99
Duke Realty Corp.	1,438	44
Equinix, Inc.	320	145
Equity Residential	1,480	112
Essex Property Trust, Inc.	265	77
Extra Space Storage, Inc.	512	52
Federal Realty Investment Trust	295	41
HCP, Inc.	1,908	60
Host Hotels & Resorts, Inc.	2,971	56
Iron Mountain, Inc.	1,164	41
Kimco Realty Corp.	1,688	31
Macerich Co. (The)	424	18
Mid-America Apartment Communities, Inc.	454	50
Prologis, Inc.	2,546	183
Public Storage	602	131

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

Real Estate—continued
Realty Income Corp.	1,183	$87
Regency Centers Corp.	680	46
SBA Communications, Corp.(1)	456	91
Simon Property Group, Inc.(2)	1,244	227
SL Green Realty Corp.	344	31
UDR, Inc.	1,103	50
Ventas, Inc.	1,426	91
Vornado Realty Trust	694	47
Welltower, Inc.	1,505	117
Weyerhaeuser Co.	3,000	79

		2,920

Utilities—3.0%
AES Corp.	2,398	43
Alliant Energy Corp.	856	40
Ameren Corp.	887	65
American Electric Power Co., Inc.	1,792	150
American Water Works Co., Inc.	657	69
Atmos Energy Corp.	423	44
CenterPoint Energy, Inc.	1,817	56
CMS Energy Corp.	1,029	57
Consolidated Edison, Inc.	1,129	96
Dominion Energy, Inc.	2,766	212
DTE Energy Co.	659	82
Duke Energy Corp.(2)	2,584	233
Edison International	1,172	73
Entergy Corp.	658	63
Evergy, Inc.	955	55
Eversource Energy	1,148	81
Exelon Corp.(2)	3,500	175
FirstEnergy Corp.	1,762	73
NextEra Energy, Inc.(2)	1,731	335
NiSource, Inc.	1,317	38
NRG Energy, Inc.	1,056	45
Pinnacle West Capital Corp.	406	39
PPL Corp.	2,611	83
Public Service Enterprise Group, Inc.	1,835	109
Sempra Energy	989	125
Southern Co. (The)(2)	3,723	192
WEC Energy Group, Inc.	1,144	90
Xcel Energy, Inc.	1,876	105

		2,828

TOTAL COMMON STOCKS
(Identified Cost $74,777)		90,333

	Shares	Value

EXCHANGE-TRADED FUND—3.0%
Invesco S&P 500 High Beta ETF(3)	68,643	$2,854

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $2,813)		2,854

TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $77,590)		93,187

SHORT-TERM INVESTMENTS—0.1%
PURCHASED OPTIONS—0.1%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $187)		85

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $187)		85

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.2%
(Identified Cost $77,777)		$93,272

WRITTEN OPTIONS—(0.2)%
(See open written options schedule)
Total Written Options
(Premiums received $(382))		(200)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.0%
(Identified Cost $77,395)		$93,072
Other assets and liabilities, net—1.0%		926

NET ASSETS—100.0%		$93,998

Abbreviation:

ETF Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

Open Purchased Options Contracts as of March 31, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

Call Option
S&P 500® Index	189	$57,172	$3,025.00	05/03/19	$ 5
Put Option
S&P 500® Index	189	48,668	2,575.00	05/03/19	80

Total Purchased Options					$85

Open Written Options Contracts as of March 31, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

Call Option
S&P 500® Index	189	$55,755	$2,950.00	05/03/19	$(54)
Put Option
S&P 500® Index	189	50,085	2,650.00	05/03/19	(146)

Total Written Options					$(200)

Footnote Legend:

(1)	Strike price not reported in thousands.

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$90,333	$90,333	$—
Exchange-Traded Fund	2,854	2,854	—
Other Financial Instruments:
Purchased Options	85	80	5

Total Assets	93,272	93,267	5

Liabilities:
Other Financial Instruments:
Written Options	(200)	(200)	—

Total Liabilities	(200)	(200)	—

Total Investments	$93,072	$93,067	$5

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

(Unaudited)

MARCH 31, 2019

($ reported in thousands)

	Par Value		Value

U.S. GOVERNMENT SECURITIES—4.0%
U.S. Treasury Bond
2.500%, 2/15/46	$ 2,614		$ 2,464
3.000%, 8/15/48	695		721
U.S. Treasury Note
2.875%, 8/15/28	325		338

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $3,437)			3,523

MUNICIPAL BONDS—2.1%
California—0.9%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable
5.594%, 7/1/43	275		303
State of California, Build America Bonds Taxable
7.600%, 11/1/40	265		412
University of California, Series B-A, Taxable
4.428%, 5/15/48	75		79

			794

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable
5.020%, 3/1/48	90		97

New York—0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3
5.000%, 8/1/40	315		369

Texas—0.3%
State of Texas
3.011%, 10/1/26	200		202

Virginia—0.4%
City of Bristol, General Obligation Taxable
4.210%, 1/1/42	135		136
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable
6.706%, 6/1/46	205		198

			334

TOTAL MUNICIPAL BONDS
(Identified Cost $1,759)			1,796

FOREIGN GOVERNMENT SECURITIES—0.3%
Argentine Republic
4.625%, 1/11/23	160		131
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	65		21
United Mexican States
4.750%, 3/8/44	54		53
Series M
6.500%, 6/9/22	925	MXN	46

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $296)			251

MORTGAGE-BACKED SECURITIES—9.8%
Agency—0.2%
Federal National Mortgage Association

	Par Value	Value
Agency—continued
Pool #813881
4.000%, 6/1/20	$ 3	$3
Pool #825985
4.500%, 7/1/20	—	—	(2)
Pool #254007
6.500%, 10/1/31	2	2
Pool #656288
6.000%, 9/1/32	8	9
Pool #835144
5.000%, 10/1/35	22	24
Pool #882224
6.000%, 9/1/36	1	1
Pool #914724
5.500%, 4/1/37	6	6
Pool #940524
5.500%, 7/1/37	17	18
Pool #949301
6.000%, 10/1/37	6	6
Pool #975097
5.000%, 6/1/38	15	17
Pool #929637
5.500%, 6/1/38	3	3
Pool #986012
5.500%, 6/1/38	2	3
Pool #994383
5.500%, 11/1/38	11	12
Pool #991124
5.000%, 1/1/39	5	6
Pool #994322
6.000%, 1/1/39	3	4
Pool #AA4418
4.500%, 3/1/39	9	9
Pool #AA4434
5.000%, 3/1/39	8	8
Pool #AA4436
6.000%, 3/1/39	5	5
Government National Mortgage Association
Pool #368053
6.500%, 11/15/23	17	18
Pool #351336
6.500%, 12/15/23	1	1
Pool #385198
6.500%, 2/15/24	11	13
Pool #563381
6.500%, 11/15/31	16	18
Pool #581072
6.500%, 2/15/32	18	20

		206

Non-Agency—9.6%
Access Point Funding I LLC 2017-A, A 144A
3.060%, 4/15/29(3)	69	69
Agate Bay Mortgage Trust 2016-3, A5 144A
3.500%, 8/25/46(3)(4)	65	66
American Homes 4 Rent Trust
2015-SFR1, A 144A
3.467%, 4/17/52(3)	102	103
2015-SFR2, C 144A
4.691%, 10/17/52(3)	110	115
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A
3.258%, 4/27/48(3)(4)	97	97

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
2018-2, A1 144A
3.674%, 7/27/48(3)(4)	$ 141	$141
2019-1, A1 144A
3.920%, 11/25/48(3)(4)	125	126
Arroyo Mortgage Trust
2018-1, A1 144A
3.763%, 4/25/48(3)(4)	84	85
2019-1, A1 144A
3.805%, 1/25/49(3)(4)	98	99
Aventura Mall Trust 2013-AVM, C 144A
3.743%, 12/5/32(3)(4)	300	303
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A
4.250%, 4/28/55(3)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A
4.250%, 6/28/53(3)(4)	100	103
Bunker Hill Loan Depositary Trust 2019-1, A1 144A
3.613%, 10/26/48(3)(4)	100	100
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A
3.504%, 5/15/35(3)(4)	125	124
Caesars Palace Las Vegas Trust 2017-VICI, C 144A
4.138%, 10/15/34(3)	55	57
CIT Home Equity Loan Trust 2003-1, A5
5.480%, 7/20/34(4)	94	94
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A
3.404%, 12/15/36(3)(4)	100	100
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2
6.750%, 8/25/34	53	57
2014-A, A 144A
4.000%, 1/25/35(3)(4)	32	33
2015-A, A1 144A
3.500%, 6/25/58(3)(4)	38	38
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A
3.484%, 4/15/36(3)(4)	115	115
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A
4.634%, 12/17/33(3)(4)	62	62
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A
2.930%, 2/25/48(3)(4)	45	45
2018-2, A1 144A
3.470%, 7/27/48(3)(4)	64	64
2019-1, A1 144A
3.705%, 3/25/49(3)(4)	97	98
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A
2.998%, 4/25/43(3)(4)	23	23
Ellington Financial Mortgage Trust 2018-1, A1FX 144A
4.140%, 10/25/58(3)(4)	92	92
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A
3.382%, 12/15/34(3)(4)	100	99
Galton Funding Mortgage Trust
2017-1, A21 144A
3.500%, 7/25/56(3)(4)	54	54
2018-2, A41 144A
4.500%, 10/25/58(3)(4)	86	88
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A
4.617%, 6/25/34(4)	21	21

	Par Value	Value
Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A
3.551%, 4/10/34(3)	$ 100	$102
GSAA Home Equity Trust 2005-12, AF3W
4.999%, 9/25/35(4)	25	26
Homeward Opportunities Fund I Trust 2019-1, A1 144A
3.454%, 1/25/59(3)(4)	100	100
IMC Home Equity Loan Trust 1997-5, A9
7.310%, 11/20/28	57	56
JP Morgan Mortgage Trust 2005-A5, 1A2
4.244%, 8/25/35(4)	47	48
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1
4.468%, 4/25/34(4)	33	33
JPMorgan Chase (Washington Mutual) Mortgage
Pass-Through Certificates Trust
2003-AR6, A1
4.229%, 6/25/33(4)	33	33
2003-AR4, 2A1
4.088%, 8/25/33(4)	46	45
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A
4.388%, 7/15/46(3)	219	225
2014-C22, A4
3.801%, 9/15/47	150	156
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A
3.500%, 6/25/29(3)(4)	84	85
2016-SH1, M2 144A
3.750%, 4/25/45(3)(4)	64	65
2016-SH2, M2 144A
3.750%, 12/25/45(3)(4)	71	72
2017-5, A1 144A
3.175%, 10/26/48(3)(4)	227	227
2018-8, A3 144A
4.000%, 1/25/49(3)(4)	47	48
LHOME Mortgage Trust 2019-RTL1, A1 144A
4.580%, 10/25/23(3)(4)	100	100
MASTR Alternative Loan Trust 2003-8, 2A1
5.750%, 11/25/33	83	85
MASTR Specialized Loan Trust 2005-3, A2 144A
5.704%, 11/25/35(3)(4)	35	35
MetLife Securitization Trust 2017-1A, M1 144A
3.717%, 4/25/55(3)(4)	100	100
Mill City Mortgage Loan Trust 2018-4, A1B 144A
3.500%, 4/25/66(3)(4)	240	239
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2015-C22, AS
3.561%, 4/15/48	225	228
Morgan Stanley Capital I Trust 2017-CLS, A (1 month
LIBOR + 0.700%) 144A
3.184%, 11/15/34(3)(4)	108	108
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A
3.404%, 8/15/34(3)(4)	117	117
New Residential Mortgage Loan Trust
2016-2A, A1 144A
3.750%, 11/26/35(3)(4)	134	135
2014-1A, A 144A
3.750%, 1/25/54(3)(4)	57	58
2015-2A, A1 144A
3.750%, 8/25/55(3)(4)	110	111

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
2016-1A, A1 144A
3.750%, 3/25/56(3)(4)	$ 47	$ 47
2016-3A, A1 144A
3.750%, 9/25/56(3)(4)	59	59
2016-4A, A1 144A
3.750%, 11/25/56(3)(4)	92	93
2016-4A, B1A 144A
4.500%, 11/25/56(3)(4)	91	95
2018-1A, A1A 144A
4.000%, 12/25/57(3)(4)	128	131
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%)
4.210%, 3/25/35(4)	72	73
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A
3.000%, 7/25/57(3)(4)	60	60
OBX Trust
2018-EXP2, 1A1 144A
4.000%, 11/25/48(3)(4)	92	93
2019-INV1, A3 144A
4.500%, 11/25/48(3)(4)	97	99
One Market Plaza Trust 2017-1MKT, A 144A
3.614%, 2/10/32(3)	100	102
Progress Residential Trust 2018-SFR1, B 144A
3.484%, 3/17/35(3)	110	110
PRPM LLC 2019-1A, A1 144A
4.500%, 1/25/24(3)(4)	98	99
Residential Asset Mortgage Products Trust 2005-SL2, A4
7.500%, 2/25/32	43	38
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A
3.468%, 4/25/49(3)(4)	100	100
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A
4.709%, 2/25/34(4)	72	72
Towd Point Mortgage Trust
2015-1, A2 144A
3.250%, 10/25/53(3)(4)	100	100
2015-6, M1 144A
3.750%, 4/25/55(3)(4)	100	102
2015-5, A1B 144A
2.750%, 5/25/55(3)(4)	59	58
2015-5, A2 144A
3.500%, 5/25/55(3)(4)	100	101
2016-4, A1 144A
2.250%, 7/25/56(3)(4)	55	54
2019-1, A1 144A
3.750%, 3/25/58(3)(4)	132	134
2018-SJ1, A1 144A
4.000%, 10/25/58(3)(4)	89	89
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A
3.967%, 2/25/49(3)(4)	99	99
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A
3.375%, 10/25/47(3)(4)	95	94
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A
4.213%, 8/25/48(3)(4)	106	106
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A
4.336%, 1/25/49(3)(4)	113	113
Verus Securitization Trust
2018-1, A1 144A
2.929%, 2/25/48(3)(4)	102	102

	Par Value	Value
Non-Agency—continued
2018-2, A1 144A
3.677%, 6/1/58(3)(4)	$ 80	$ 81
2018-3, A1 144A
4.108%, 10/25/58(3)(4)	90	92
2019-1, A1 144A
3.836%, 2/25/59(3)(4)	99	100
2019-INV1, A1 144A
3.402%, 12/25/59(3)(4)	100	100
Wells Fargo Commercial Mortgage Trust 2015-LC20, B
3.719%, 4/15/50	140	142

		8,349

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $8,494)		8,555

ASSET-BACKED SECURITIES—3.9%
Automobiles—2.4%
American Credit Acceptance Receivables Trust
2017-2, C
144A 2.860%, 6/12/23(3)	77	77
2018-3, C
144A 3.750%, 10/15/24(3)	105	105
2018-4, C
144A 3.970%, 1/13/25(3)	100	101
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A
2.630%, 12/20/21(3)	180	179
Capital Auto Receivables Asset Trust 2017-1, C 144A
2.700%, 9/20/22(3)	90	89
Centre Point Funding LLC 2012-2A, 1 144A
2.610%, 8/20/21(3)	37	37
CPS Auto Receivables Trust 2017-D, B 144A
2.430%, 1/18/22(3)	100	100
Drive Auto Receivables Trust 2018-4, D
4.090%, 1/15/26	105	107
DT Auto Owner Trust
2016-4A, C
144A 2.740%, 10/17/22(3)	34	34
2018-3A, C
144A 3.790%, 7/15/24(3)	75	76
Exeter Automobile Receivables Trust
2014-3A, D
144A 5.690%, 4/15/21(3)	115	115
2015-1A, C
144A 4.100%, 12/15/20(3)	37	37
2018-3A, C
144A 3.710%, 6/15/23(3)	105	106
2018-4A, D
144A 4.350%, 9/16/24(3)	100	103
Flagship Credit Auto Trust
2016-1, A
144A 2.770%, 12/15/20(3)	2	2
2016-2, B
144A 3.840%, 9/15/22(3)	82	82
GLS Auto Receivables Trust
2017-1A, B
144A 2.980%, 12/15/21(3)	115	115
2018-3A, C
144A 4.180%, 7/15/24(3)	130	132
Hertz Vehicle Financing II LP 2015-1A, A 144A
2.730%, 3/25/21(3)	110	110

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Automobiles—continued
Skopos Auto Receivables Trust 2018-1A, A 144A
3.190%, 9/15/21(3)	$ 38	$ 38
Tesla Auto Lease Trust 2018-B, B 144A
4.120%, 10/20/21(3)	85	86
Tricolor Auto Securitization Trust 2018-2A, B 144A
4.760%, 2/15/22(3)	96	98
Veros Automobile Receivables Trust 2018-1, B 144A
4.050%, 2/15/24(3)	85	86
Westlake Automobile Receivables Trust 2017-2A, C 144A
2.590%, 12/15/22(3)	110	109

		2,124

Home Equity Loans—0.1%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2
3.375%, 8/25/31	32	31

Other—1.2%
Arby’s Funding LLC 2015-1A, A2 144A
4.969%, 10/30/45(3)	68	69
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A
3.890%, 7/20/22(3)	100	101
BXG Receivables Note Trust 2012-A, A 144A
2.660%, 12/2/27(3)	18	18
CCG Receivables Trust 2018-1, A2 144A
2.500%, 6/16/25(3)	182	181
Dell Equipment Finance Trust 2017-2, A3 144A
2.190%, 10/24/22(3)	100	100
Diamond Resorts Owner Trust 2017-1A, A 144A
3.270%, 10/22/29(3)	48	48
Hilton Grand Vacations Trust 2018-AA, A 144A
3.540%, 2/25/32(3)	96	97
MVW Owner Trust 2017-1A, A 144A
2.420%, 12/20/34(3)	69	68
OneMain Financial Issuance Trust 2015-1A, A 144A
3.190%, 3/18/26(3)	8	8
Prosper Marketplace Issuance Trust
2017-2A, B
144A 3.480%, 9/15/23(3)	67	67
2018-2A, B
144A 3.960%, 10/15/24(3)	100	101
SoFi Consumer Loan Program LLC
2016-3, A
144A 3.050%, 12/26/25(3)	53	53
2017-1, A
144A 3.280%, 1/26/26(3)	34	35
Stack Infrastructure Issuer LLC 2019-1A, A2 144A
4.540%, 2/25/44(3)	95	97

		1,043

Student Loan—0.2%
Earnest Student Loan Program LLC 2017-A, A2 144A
2.650%, 1/25/41(3)	52	51
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A
2.770%, 8/25/42(3)	98	97
SoFi Professional Loan Program LLC 2016-A, A2 144A
2.760%, 12/26/36(3)	40	40

		188

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,373)		3,386

	Par Value	Value
CORPORATE BONDS AND NOTES—15.7%
Communication Services—0.9%
AT&T, Inc.
4.250%, 3/1/27	$ 105	$ 108
4.100%, 2/15/28	55	56
Charter Communications Operating LLC
4.908%, 7/23/25	105	111
Comcast Corp.
3.950%, 10/15/25	45	47
4.150%, 10/15/28	22	23
Discovery Communications LLC
3.950%, 3/20/28	100	97
Meredith Corp.
6.875%, 2/1/26	40	42
Sprint Spectrum Co., LLC 144A
4.738%, 3/20/25(3)	200	202
Verizon Communications, Inc.
4.125%, 3/16/27	60	63
(3 month LIBOR + 1.100%)
3.784%, 5/15/25(4)	35	35

		784

Consumer Discretionary—1.0%
Aptiv Corp.
4.150%, 3/15/24	90	93
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	70	71
CRH America, Inc. 144A
3.875%, 5/18/25(3)	90	90
Dollar Tree, Inc.
4.000%, 5/15/25	90	91
General Motors Financial Co., Inc.
4.200%, 3/1/21	45	46
3.550%, 4/9/21	17	17
GLP Capital LP
5.750%, 6/1/28	100	107
Horton (D.R.), Inc.
4.750%, 2/15/23	115	120
Lear Corp.
3.800%, 9/15/27	120	115
TRI Pointe Group, Inc.
5.875%, 6/15/24	55	55
William Lyon Homes, Inc.
6.000%, 9/1/23	65	63

		868

Consumer Staples—0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	110	112
4.750%, 1/23/29	23	24
Conagra Brands, Inc.
4.300%, 5/1/24	85	88
CVS Health Corp.
2.875%, 6/1/26	120	114
4.300%, 3/25/28	83	84
Flowers Foods, Inc.
4.375%, 4/1/22	130	135
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	53	54

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
4.000%, 6/15/23	$ 40	$41

		652

Energy—1.2%
Cheniere Energy Partners LP 144A
5.625%, 10/1/26(3)	35	36
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200	198
Helmerich & Payne, Inc. 144A
4.650%, 3/15/25(3)	80	83
HollyFrontier Corp.
5.875%, 4/1/26	100	107
Kinder Morgan, Inc.
4.300%, 6/1/25	165	172
7.750%, 1/15/32	65	85
MPLX LP
4.875%, 12/1/24	120	128
NuStar Logistics LP
5.625%, 4/28/27	70	70
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	100	101
Valero Energy Partners LP
4.500%, 3/15/28	90	93

		1,073

Financials—6.2%
Allstate Corp. (The) Series B
5.750%, 8/15/53(5)	145	148
Apollo Management Holdings LP 144A
4.000%, 5/30/24(3)	150	150
Ares Capital Corp.
3.500%, 2/10/23	45	44
Ares Finance Co., LLC 144A
4.000%, 10/8/24(3)	140	136
Athene Holding Ltd.
4.125%, 1/12/28	110	106
Aviation Capital Group LLC
144A 3.875%, 5/1/23(3)	108	108
144A 3.500%, 11/1/27(3)	100	95
Banco de Credito e Inversiones 144A
3.500%, 10/12/27(3)	215	210
Bank of America Corp.
3.004%, 12/20/23	90	90
4.200%, 8/26/24	235	243
Bank of Montreal
3.803%, 12/15/32	156	151
Brighthouse Financial, Inc.
3.700%, 6/22/27	100	90
BrightSphere Investment Group plc
4.800%, 7/27/26	65	64
Brookfield Finance, Inc.
4.000%, 4/1/24	92	93
Capital One Financial Corp.
3.750%, 7/28/26	115	112
Citigroup, Inc.
3.200%, 10/21/26	171	168
(3 month LIBOR + 1.250%)
3.842%, 7/1/26(4)	160	160
E*TRADE Financial Corp.
4.500%, 6/20/28	110	112
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	105	105

	Par Value	Value
Financials—continued
FS KKR Capital Corp.
4.250%, 1/15/20	$ 125	$125
4.750%, 5/15/22	35	35
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	195	200
Guanay Finance Ltd. 144A
6.000%, 12/15/20(3)	96	97
Huntington Bancshares, Inc.
7.000%, 12/15/20	95	101
iStar, Inc.
5.250%, 9/15/22	35	35
Jefferies Group LLC
6.875%, 4/15/21	42	45
JPMorgan Chase & Co.
3.300%, 4/1/26	165	165
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	34	35
144A 4.569%, 2/1/29(3)	116	121
Lincoln National Corp. (3 month LIBOR + 2.040%)
4.801%, 4/20/67(4)(5)	55	45
Lloyds Bank plc 144A
6.500%, 9/14/20(3)	150	156
Morgan Stanley
4.100%, 5/22/23	90	92
3.125%, 7/27/26	125	122
Navient Corp.
6.750%, 6/25/25	85	84
Nuveen Finance LLC 144A
4.125%, 11/1/24(3)	135	142
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43(5)	65	68
S&P Global, Inc.
4.000%, 6/15/25	135	142
Santander Holdings USA, Inc.
4.450%, 12/3/21	86	89
3.700%, 3/28/22	93	94
SBA Tower Trust 144A
2.877%, 7/9/21(3)	100	99
Synchrony Financial
3.950%, 12/1/27	90	85
Teachers Insurance & Annuity Association of America 144A
4.375%, 9/15/54(3)	120	124
Toronto-Dominion Bank (The)
3.625%, 9/15/31	155	153
Trinity Acquisition plc
4.400%, 3/15/26	90	93
Wells Fargo & Co.
Series M
3.450%, 2/13/23	125	126
Series S
5.900%, (6)	75	77
Willis Towers Watson plc
5.750%, 3/15/21	135	141

		5,382

Health Care—1.3%
AbbVie, Inc.
3.600%, 5/14/25	50	50
3.200%, 5/14/26	75	73

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

Health Care—continued
Allergan Funding SCS
3.450%, 3/15/22	$135	$136
Bausch Health Cos., Inc.
144A 7.000%, 3/15/24(3)	15	16
144A 5.500%, 11/1/25(3)	65	66
Becton Dickinson and Co.
3.300%, 3/1/23	150	149
Cardinal Health, Inc.
3.200%, 3/15/23	70	70
3.410%, 6/15/27	40	38
Cigna Corp.
144A 4.125%, 11/15/25(3)	74	77
144A 4.375%, 10/15/28(3)	95	98
HCA, Inc.
5.375%, 2/1/25	15	16
5.625%, 9/1/28	35	37
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	130	128
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	70	69
(3 month LIBOR + 0.750%)
3.375%, 3/19/21(4)	110	110

		1,133

Industrials—0.5%
CNH Industrial N.V.
4.500%, 8/15/23	89	92
Oshkosh Corp.
4.600%, 5/15/28	117	119
Penske Truck Leasing Co., LP 144A
4.125%, 8/1/23(3)	90	93
TransDigm, Inc.
6.375%, 6/15/26	35	35
United Air Lines, Inc. Pass-Through-Trust 2007-1, A
6.636%, 7/2/22	84	88

		427

Information Technology—0.8%
Apple, Inc.
3.250%, 2/23/26	90	92
3.350%, 2/9/27	90	92
Broadcom Corp.
3.000%, 1/15/22	45	45
3.625%, 1/15/24	80	80
Citrix Systems, Inc.
4.500%, 12/1/27	75	74
Dell International LLC 144A
6.020%, 6/15/26(3)	100	107
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	65	69
Verisk Analytics, Inc.
4.000%, 6/15/25	135	141

		700

Materials—0.7%
ArcelorMittal
6.125%, 6/1/25	110	122
DowDuPont, Inc.
4.493%, 11/15/25	97	103
Glencore Funding LLC 144A
4.125%, 5/30/23(3)	105	107

	Par Value	Value

Materials—continued
NewMarket Corp.
4.100%, 12/15/22	$157	$162
NOVA Chemicals Corp. 144A
4.875%, 6/1/24(3)	25	25
Vulcan Materials Co.
3.900%, 4/1/27	105	104

		623

Real Estate—1.6%
Alexandria Real Estate Equities, Inc.
4.000%, 1/15/24	58	60
3.950%, 1/15/27	65	66
Corporate Office Properties LP
3.600%, 5/15/23	165	163
EPR Properties
4.750%, 12/15/26	120	123
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	90	90
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	55	55
3.750%, 7/1/27	110	108
Hospitality Properties Trust
4.500%, 3/15/25	105	104
Kilroy Realty LP
4.375%, 10/1/25	120	124
LifeStorage LP
3.500%, 7/1/26	55	53
3.875%, 12/15/27	40	39
MPT Operating Partnership LP
5.000%, 10/15/27	35	36
Office Properties Income Trust
4.500%, 2/1/25	135	129
Physicians Realty LP
4.300%, 3/15/27	105	104
Retail Opportunity Investments Partnership LP
4.000%, 12/15/24	105	102

		1,356

Utilities—0.8%
American Electric Power Co., Inc. Series I
3.650%, 12/1/21	39	40
Exelon Corp.
3.497%, 6/1/22	150	151
Kansas City Power & Light Co.
3.150%, 3/15/23	120	122
PNM Resources, Inc.
3.250%, 3/9/21	85	85
PSEG Power LLC
3.850%, 6/1/23	65	67
Southern Power Co.
4.150%, 12/1/25	160	166
TerraForm Power Operating LLC 144A
5.000%, 1/31/28(3)	55	53
Texas Competitive Electric Holdings Co. 144A
0.000%, 10/1/20(3)(7)	65	—	(2)

		684

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $13,504)		13,682

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Par Value	Value

LEVERAGED LOANS—1.2%
Aerospace—0.0%
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%)
4.999%, 5/30/25	$ 35	$ 34

Consumer Durables—0.0%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%)
6.500%, 9/29/24	52	52

Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%)
3.750%, 7/16/21(1)(7)	—	—

Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 4.351%, 10/6/23	80	80

Food / Tobacco—0.0%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%)
4.249%, 3/11/25	32	32

Gaming / Leisure—0.1%
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%)
4.249%, 7/8/24	59	59
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%)
4.249%, 5/30/25	55	54

		113

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 5.481%, 6/2/25	5	4
IQVIA, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 6/11/25	69	69
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%)
6.982%, 11/16/25	70	69

		142

Housing—0.2%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%)
4.499%, 10/31/23	89	87
Summit Materials LLC (1 month LIBOR + 2.000%)
4.499%, 11/21/24	70	68

		155

Manufacturing—0.1%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%)
0.000%, 2/6/26(8)	65	65

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%)
4.734%, 1/15/26	65	63

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%)
4.999%, 2/28/25	71	69

	Par Value		Value

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%)
5.249%, 1/31/25	$ 89		$ 87

Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%)
4.500%, 4/11/25	40		39

Service—0.1%
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%)
5.499%, 11/8/24	57		56

Utility—0.1%
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%)
1.125%, 12/31/20(9)	10		10
(3 month LIBOR + 2.250%)
2.250%, 12/31/20	30		30
Vistra Operations Co. LLC 2018 (1 month LIBOR +
2.000%)
4.486%, 12/31/25	40		39

			79

TOTAL LEVERAGED LOANS
(Identified Cost $1,079)			1,066

	Shares
CONVERTIBLE PREFERRED STOCK—0.5%
Information Technology—0.5%
BDC Payments Holdings, Inc.(7)(10)(11)	55,370		460

TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $460)			460

PREFERRED STOCKS—0.8%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	115	(12)	116
JPMorgan Chase & Co. Series Z, 5.300%	105	(12)	106
M&T Bank Corp. Series F, 5.125%(13)	58	(12)	58
MetLife, Inc. Series D, 5.875%	40	(12)	41
PNC Financial Services Group, Inc. (The) Series R, 4.850%	105	(12)	104
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110	(12)	108

			533

Industrials—0.2%
General Electric Co. Series D, 5.000%	165	(12)	154

TOTAL PREFERRED STOCKS
(Identified Cost $711)			687

COMMON STOCKS—60.3%
Communication Services—7.5%
Activision Blizzard, Inc.	10,020		456
BT Group plc Sponsored ADR(14)	19,094		282
Facebook, Inc. Class A(10)	13,680		2,280
Netflix, Inc.(10)	5,170		1,844
Telefonica SA Sponsored ADR(14)	39,425		330

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

Communication Services—continued
Tencent Holdings Ltd. ADR	29,380	$1,351

		6,543

Consumer Discretionary—13.9%
Alibaba Group Holding Ltd. Sponsored ADR(10)	13,190	2,407
Amazon.com, Inc.(10)	1,900	3,383
Carnival Corp.	5,079	258
Ctrip.com International Ltd. ADR(10)	20,977	916
Home Depot, Inc. (The)	3,240	622
Las Vegas Sands Corp.	16,560	1,009
McDonald’s Corp.	3,280	623
MercadoLibre, Inc.(10)	1,240	630
NIKE, Inc. Class B	13,980	1,177
Ross Stores, Inc.	9,080	845
Sony Corp. Sponsored ADR	6,771	286

		12,156

Consumer Staples—2.7%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	15,413	359
McCormick & Co., Inc.	3,640	548
Monster Beverage Corp.(10)	7,140	390
Mowi ASA Sponsored ADR(14)	14,417	322
Philip Morris International, Inc.	7,930	701

		2,320

Energy—1.5%
BP plc Sponsored ADR	6,846	299
Cabot Oil & Gas Corp.	24,330	635
Eni SpA. Sponsored ADR	9,842	347
Frontera Energy Corp.(14)	1,088	10

		1,291

Financials—6.3%
Banco Bradesco SA ADR	34,423	376
Bank of America Corp.	44,620	1,231
BOC Hong Kong Holdings Ltd. Sponsored ADR	3,583	298
Charles Schwab Corp. (The)	15,340	656
China Construction Bank Corp. ADR	18,773	321
DBS Group Holdings Ltd. Sponsored ADR	5,643	421
MarketAxess Holdings, Inc.	2,500	615
ORIX Corp. Sponsored ADR	4,812	346
Ping An Insurance Group Co. of China Ltd. ADR(14)	20,439	463
Progressive Corp. (The)	4,770	344
Standard Life Aberdeen plc ADR	13,961	189
UBS Group AG Registered Shares	22,331	271

		5,531

Health Care—5.2%
Bluebird Bio, Inc.(10)	2,045	322
Danaher Corp.	6,040	797
Fresenius Medical Care AG & Co. KGaA ADR	5,795	235
HealthEquity, Inc.(10)	10,880	805
Illumina, Inc.(10)	2,870	892
Novartis AG Sponsored ADR	3,770	363
Zoetis, Inc.	10,990	1,106

		4,520

Industrials—6.4%
Airbus SE ADR	13,116	434
Ashtead Group plc ADR	4,112	397

	Shares	Value

Industrials—continued
Caterpillar, Inc.	5,030	$682
CK Hutchison Holdings Ltd. ADR	32,420	340
CoStar Group, Inc.(10)	1,730	807
easyJet plc Sponsored ADR	19,042	279
Golden Ocean Group Ltd.(14)	47,992	229
Kansas City Southern	5,270	611
Lyft, Inc. Class A(10)	800	63
Nidec Corp. Sponsored ADR(14)	11,916	380
Rockwell Automation, Inc.	1,990	349
Roper Technologies, Inc.	2,860	978

		5,549

Information Technology—14.1%
Accenture plc Class A	4,140	729
Amphenol Corp. Class A	12,800	1,209
ASML Holding N.V.	2,327	438
Avalara, Inc.(10)	14,770	824
Broadcom, Inc.	1,717	516
Fair Isaac Corp.(10)	1,290	350
Gartner, Inc.(10)	3,240	491
Hitachi Ltd. ADR	5,934	385
NVIDIA Corp.	6,640	1,192
Paycom Software, Inc.(10)	8,060	1,524
SAP SE Sponsored ADR	2,796	323
Trade Desk, Inc. (The) Class A(10)	4,660	922
Visa, Inc. Class A	12,860	2,009
Workday, Inc. Class A(10)	7,330	1,414

		12,326

Materials—2.0%
Anhui Conch Cement Co., Ltd. ADR	12,345	378
Ecolab, Inc.	5,820	1,028
Glencore plc ADR	40,504	334

		1,740

Real Estate—0.4%
Mitsubishi Estate Co. Ltd. ADR	19,652	355

Utilities—0.3%
Veolia Environnement S.A. ADR	12,372	276

TOTAL COMMON STOCKS
(Identified Cost $36,859)		52,607

AFFILIATED MUTUAL FUND—0.2%
Virtus Newfleet Credit Opportunities Fund Class R6(15)	20,708	193

TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $207)		193

RIGHT—0.0%
Utilities—0.0%
Vistra Energy Corp.(10)(16)	1,084	1

TOTAL RIGHT
(Identified Cost $1)		1

TOTAL LONG-TERM INVESTMENTS—98.8%
(Identified Cost $70,180)		86,207

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

	Shares	Value

SECURITIES LENDING COLLATERAL—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(15)(17)	1,714,105	$1,714

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,714)		1,714

TOTAL INVESTMENTS—100.8%
(Identified Cost $71,894)		$87,921
Other assets and liabilities, net—(0.8)%		(696)

NET ASSETS—100.0%		$87,225

Abbreviations:
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership

Foreign Currencies:

MXN Mexican Peso

Footnote Legend:

(1)   Security in default; no interest payments are being received during the bankruptcy proceedings.

(2)   Amount is less than $500.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $12,916 or 14.8% of net assets.

(4)   Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Non-income producing.
(11)	Restricted security.
(12)	Value shown as par value.
(13)	Interest may be forfeited.
(14)	All or a portion of security is on loan.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†

United States	81%
China	7
United Kingdom	2
Japan	2
Switzerland	1
Brazil	1
France	1
Other	5

Total	100%

† % of total investments as of March 31, 2019.

See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Series’ investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$3,386	$—	$3,386	$—
Corporate Bonds And Notes	13,682	—	13,682	—	(1)
Foreign Government Securities	251	—	251	—
Leveraged Loans	1,066	—	1,066	—	(1)
Mortgage-Backed Securities	8,555	—	8,555	—
Municipal Bonds	1,796	—	1,796	—
U.S. Government Securities	3,523	—	3,523	—
Equity Securities:
Common Stocks	52,607	52,607	—	—
Preferred Stocks	687	—	687	—
Right	1	—	—	1
Convertible Preferred Stock	460	—	—	460
Affiliated Mutual Fund	193	193	—	—
Securities Lending Collateral	1,714	1,714	—	—

Total Investments	$87,921	$54,514	$32,946	$461

(1)	Amount is less than $500.

There were no transfers into or out of Level 3 related to securities held at March 31, 2019.

	Total	Convertible Preferred Stock	Corporate Bonds And Notes		Leveraged Loans		Convertible Preferred Stock	Right
Investments in Securities
Balance as of December 31, 2018:	$461	$460	$	—(1)	$	—(1)	$460	$1
Accrued discount/(premium)	—	—		—		—	—	—
Realized gain (loss)	—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—(1)	—		—		—(1)	—	—(1)
Purchases	—	—		—		—	—	—
Sales	—	—		—		—	—	—
Transfers into Level 3	—	—		—		—	—	—
Transfers from Level 3	—	—		—		—	—	—

Balance as of March 31, 2019	$461	$460	$	—(1)	$	—(1)	$460	$1

(1)	Amount is less than $500

The Strategic Allocation Series owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Series. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.

See Notes to Schedule of Investments

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Note 1. Security Valuation

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.